                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-08234
                                  ----------------------------------------------

                          TIFF Investment Program, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA    22911
--------------------------------------------------------------------------------
               (Address of principal executive offices)         (Zip code)

                        Richard J. Flannery
                        President and Principal Executive Officer
                        590 Peter Jefferson Parkway, Suite 250,
                        Charlottesville, VA 22911
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                     with a copy to:
                     Jack Murphy, Esq.
                     Dechert
                     1775 I Street, N.W.,
                     Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Registrant's telephone number, including area code:  434-817-8200
                                                   -----------------
Date of fiscal year end:  12/31/2004
                         ----------------------

Date of reporting period:  1/1/2004 - 6/30/2004
                         ----------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/04 through 6/30/04 is filed herewith)

--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT                                                        [LOGO]
JUNE 30, 2004
(UNAUDITED)                   A Report of the TIFF INVESTMENT PROGRAM

 ABOUT TIFF

The Investment Fund for Foundations (TIFF) is a non-profit cooperative founded in 1991 by a nationwide network of foundations. Its mission is to improve the investment returns of eligible organizations by making available to them (1) a series of multi-manager investment vehicles designed to meet the long-term investment needs of endowed charities and (2) resources aimed at enhancing fiduciaries' knowledge of investing.
 TIFF MUTUAL FUNDS

The TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds open exclusively to 501(c)(3) organizations. TIP consists of five mutual funds at present: Multi-Asset (MAF), International Equity (IEF), US Equity (USEF), Government Bond (GBF), and Short-Term (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

All of the TIFF mutual funds enable member organizations to delegate to TAS responsibility for the time-intensive task of selecting money managers and other vendors. MAF goes beyond this by providing members with an opportunity to also delegate to TAS responsibility for the all-important task of asset allocation within the marketable investments sector.
 FINANCIAL STATEMENTS

TIP is pleased to provide this Semi-Annual Report for June 30, 2004. Additional discussion of the performance of the mutual funds described herein has been provided to members via the TIFF MARKETABLE INVESTMENTS quarterly reports.
 FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

                                                                 AUGUST 27, 2004

 CONTENTS

TIFF Multi-Asset Fund
/ / Schedule of Investments.......................   3

TIFF International Equity Fund
/ / Schedule of Investments.......................  12

TIFF US Equity Fund
/ / Schedule of Investments.......................  17

TIFF Government Bond Fund
/ / Schedule of Investments.......................  21

TIFF Short-Term Fund
/ / Schedule of Investments.......................  22

Statement of Assets and Liabilities...............  23

Statement of Operations...........................  25

Statement of Changes in Net Assets................  27

Statement of Cash Flows...........................  30

Financial Highlights..............................  31

Notes to Financial Statements.....................  36

Directors and Principal Officers..................  49

--------------------------------------------------------------------------------
Copyright -C- 2004 / / All rights reserved / / This report may not be reproduced or distributed without written permission from TIFF.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

  NUMBER
 OF SHARES                                               VALUE +

             COMMON STOCKS -- 41.2%

             US COMMON STOCKS -- 21.1%

             AEROSPACE AND DEFENSE -- 0.4%
     28,600  Boeing Co.                                  $1,461,174
      6,300  Northrop Grumman Corp.                         338,310
      6,200  Textron, Inc.                                  367,970
                                                       ------------
                                                          2,167,454
                                                       ------------

             AIRLINES -- 0.2%
     26,000  AMR Corp.*                                     314,860
     41,500  Northwest Airlines Corp.*                      461,480
                                                       ------------
                                                            776,340
                                                       ------------

             AUTOMOTIVE -- 0.1%
     19,700  Ford Motor Co.                                 308,305
      6,300  General Motors Corp.                           293,517
                                                       ------------
                                                            601,822
                                                       ------------

             BANKING -- 0.8%
     13,150  Bank of America Corp.                        1,112,753
      4,300  CIT Group, Inc.                                164,647
      6,750  Countrywide Financial Corp.                    474,188
      5,500  National City Corp.                            192,555
      5,600  PNC Financial Services Group, Inc.             297,248
     23,000  SLM Corp.                                      930,350
      5,400  UnionBanCal Corp.                              304,560
     13,100  Wachovia Corp.                                 582,950
                                                       ------------
                                                          4,059,251
                                                       ------------
             BEVERAGES, FOOD, AND TOBACCO -- 0.7%
     19,200  Altria Group, Inc.                             960,960
     17,100  Anheuser-Busch Companies, Inc.                 923,400
     11,200  Archer-Daniels-Midland Co.                     187,936
     10,600  Coca-Cola Enterprises, Inc.                    307,294
      5,400  Conagra, Inc.                                  146,232
      8,200  Pepsi Bottling Group, Inc.                     250,428
     17,900  Sara Lee Corp.                                 411,521
     16,200  Tyson Foods, Inc., Class A                     339,390
                                                       ------------
                                                          3,527,161
                                                       ------------

             CHEMICALS -- 0.2%
      5,000  PPG Industries, Inc.                           312,450
      7,100  The Scotts Co., Class A*                       453,548
                                                       ------------
                                                            765,998
                                                       ------------

             COMMERCIAL SERVICES -- 0.4%
     18,900  Cendant Corp.                                  462,672
      6,800  H & R Block, Inc.                              324,224
      4,000  Learning Tree International, Inc.*              58,040
      4,500  Monsanto Co.                                   173,250
     53,120  UnitedGlobalCom, Inc., Class A*                385,651
     15,400  Waste Management, Inc.                         472,010
                                                       ------------
                                                          1,875,847
                                                       ------------

             COMMUNICATIONS -- 0.6%
    194,500  Lucent Technologies, Inc.*                     735,210
     20,800  Motorola, Inc.                                 379,600
     39,600  Nextel Communications, Inc., Class A*        1,055,736
      6,000  Qualcomm, Inc.                                 437,880
     12,000  Verizon Communications Corp.                   434,280
                                                       ------------
                                                          3,042,706
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             COMPUTER SOFTWARE AND PROCESSING -- 1.2%
      8,400  Computer Sciences Corp.*                      $390,012
     23,500  IMS Health, Inc.                               550,840
     20,600  Intuit, Inc.*                                  794,748
     91,500  Microsoft Corp.                              2,613,240
    100,400  Oracle Corp.*                                1,197,772
     19,500  Unisys Corp.*                                  270,660
      9,400  Yahoo!, Inc.*                                  341,502
                                                       ------------
                                                          6,158,774
                                                       ------------

             COMPUTERS AND INFORMATION -- 0.8%
     17,400  Apple Computer, Inc.*                          566,196
     40,600  Cisco Systems, Inc.*                           962,220
      9,100  Dell, Inc.*                                    325,962
     13,000  Hewlett-Packard Co.                            274,300
      6,130  International Business Machines Corp.          540,360
    124,800  Sun Microsystems, Inc.*                        541,632
     47,300  Xerox Corp.*                                   685,850
                                                       ------------
                                                          3,896,520
                                                       ------------

             COSMETICS AND PERSONAL CARE -- 0.1%
      4,000  Avon Products, Inc.                            184,560
      4,000  Estee Lauder Companies, Inc., Class A          195,120
      7,000  Gillette Co. (The)                             296,800
                                                       ------------
                                                            676,480
                                                       ------------

             DIVERSIFIED -- 0.5%
     12,000  Ashland, Inc.                                  633,720
        230  Berkshire Hathaway Inc., Class B*              679,650
     29,000  General Electric Co.                           939,600
                                                       ------------
                                                          2,252,970
                                                       ------------

             ELECTRIC UTILITIES -- 0.4%
      3,800  Constellation Energy Group, Inc.               144,020
     15,700  Edison International                           401,449
     18,100  Public Service Enterprise Group, Inc.          724,543
      5,800  Sempra Energy                                  199,694
      8,700  TXU Corp.                                      352,437
                                                       ------------
                                                          1,822,143
                                                       ------------

             ELECTRONICS -- 0.3%
     37,100  Intel Corp.                                  1,023,960
     13,600  National Semiconductor Corp.*                  299,064
      5,200  Raytheon Co.                                   186,004
      6,500  Texas Instruments, Inc.                        157,170
                                                       ------------
                                                          1,666,198
                                                       ------------

             ENTERTAINMENT AND LEISURE -- 0.3%
      9,500  International Speedway Corp., Class A          462,080
     57,100  Liberty Media Corp., Class A*                  513,329
     13,900  Time Warner, Inc.*                             244,362
     11,200  Walt Disney Co.                                285,488
                                                       ------------
                                                          1,505,259
                                                       ------------

             FINANCIAL SERVICES -- 1.8%
     24,700  American Express Co.                         1,269,086
     28,900  Citigroup, Inc.                              1,343,850
      2,800  Franklin Resources, Inc.                       140,224
      2,300  Golden West Financial Corp.                    244,605
      6,400  Goldman Sachs Group, Inc.                      602,624
     22,700  JP Morgan Chase & Co., Inc.                    880,079
     13,300  KeyCorp                                        397,537
     51,000  MBNA Corp.                                   1,315,290
     24,500  Mellon Financial Corp.                         718,585

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

  NUMBER
 OF SHARES                                               VALUE +
      2,600  Merrill Lynch & Co.                           $140,348
      7,800  Moody's Corp.                                  504,348
     24,700  Morgan Stanley                               1,303,419
      7,600  Washington Mutual, Inc.                        293,664
                                                       ------------
                                                          9,153,659
                                                       ------------
             FOREST PRODUCTS AND PAPER -- 0.3%
      5,100  Georgia-Pacific Group                          188,598
     30,100  International Paper Co.                      1,345,470
      3,100  Kimberly-Clark Corp.                           204,228
                                                       ------------
                                                          1,738,296
                                                       ------------

             HEALTHCARE PROVIDERS -- 0.2%
     22,300  HCA, Inc.                                      927,457
      1,800  Quest Diagnostics, Inc.                        152,910
                                                       ------------
                                                          1,080,367
                                                       ------------
             HEAVY MACHINERY -- 0.2%
      5,600  Caterpillar, Inc.                              444,864
      4,000  Eaton Corp.                                    258,960
      4,200  Paccar, Inc.                                   243,558
                                                       ------------
                                                            947,382
                                                       ------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.2%
      5,600  Centex Corp.                                   256,200
     10,200  D.R. Horton, Inc.                              289,680
      9,500  Ethan Allen Interiors, Inc.                    341,145
                                                       ------------
                                                            887,025
                                                       ------------

             HOUSEHOLD PRODUCTS -- 0.0%
      2,600  Fortune Brands, Inc.                           196,118
                                                       ------------

             INSURANCE -- 0.7%
      4,800  Aetna, Inc.                                    408,000
     10,100  Allstate Corp.                                 470,155
      4,400  Loews Corp.                                    263,824
      6,100  MBIA Inc.                                      348,432
      7,400  Mercury General Corp.                          367,410
      3,800  MGIC Investment Corp.                          288,268
      8,200  Principal Financial Group, Inc.                285,196
      4,800  The Progressive Corp.                          409,440
      4,500  The St. Paul Cos., Inc.                        182,430
      8,800  Unitrin, Inc.                                  374,880
                                                       ------------
                                                          3,398,035
                                                       ------------

             LODGING -- 0.7%
     37,800  Boca Resorts, Inc., Class A*                   749,196
     15,800  Hilton Hotels Corp.                            294,828
     28,200  Interstate Hotels & Resorts, Inc.*             151,998
     50,100  Lodgian, Inc.*                                 528,555
     37,900  Starwood Hotels & Resorts Worldwide,
                Inc.                                      1,699,815
                                                       ------------
                                                          3,424,392
                                                       ------------
             MEDIA - BROADCASTING AND PUBLISHING -- 0.6%
     17,400  Comcast Corp., Class A*                        480,414
     32,515  Hollinger International, Inc.                  545,927
     10,685  Liberty Media International, Inc. Class
                A*                                          396,414
      5,400  McGraw-Hill Companies, Inc.                    413,478
    136,000  Primedia, Inc.*                                378,080
     23,300  Viacom, Inc., Class B                          832,276
                                                       ------------
                                                          3,046,589
                                                       ------------

             MEDICAL SUPPLIES -- 0.2%
      8,700  Baxter International, Inc.                     300,237
  NUMBER
 OF SHARES                                               VALUE +
      5,100  Becton, Dickinson & Co.                       $264,180
      8,300  Stryker Corp.                                  456,500
                                                       ------------
                                                          1,020,917
                                                       ------------

             METALS -- 0.1%
      4,100  Phelps Dodge Corp.*                            317,791
                                                       ------------

             METALS AND MINING -- 1.1%
     51,300  Alcoa, Inc.                                  1,694,439
     25,700  Apex Silver Mines Ltd.*                        438,185
     19,300  CONSOL Energy, Inc.                            694,800
     24,300  Freeport-McMoRan Copper & Gold, Inc.,
                Class B                                     805,545
     14,500  International Steel Group, Inc.*               431,375
     13,500  Masco Corp.                                    420,930
     32,300  Massey Energy Co.                              911,183
                                                       ------------
                                                          5,396,457
                                                       ------------

             OIL AND GAS -- 3.0%
      2,700  Amerada Hess Corp.                             213,813
     12,542  Anadarko Petroleum Corp.                       734,961
     12,600  Burlington Resources, Inc.                     455,868
     15,700  ChevronTexaco Corp.                          1,477,527
     16,800  ConocoPhillips                               1,281,672
      7,000  Devon Energy Corp.                             462,000
     17,600  EOG Resources, Inc.                          1,050,896
      9,200  Equitable Resources, Inc.                      475,732
     16,600  Evergreen Resources, Inc.*                     670,640
     38,660  Exxon Mobil Corp.                            1,716,891
     13,875  Global Santa Fe Corp.                          367,688
     16,700  Halliburton Co.                                505,342
      7,700  Kerr-McGee Corp.                               414,029
     11,400  Marathon Oil Corp.                             431,376
      9,400  Newfield Exploration Co.*                      523,956
      9,600  Noble Energy, Inc.                             489,600
     20,400  Transocean, Inc.*                              590,376
     19,700  Valero Energy Corp.                          1,453,072
     18,000  Western Gas Resources, Inc.                    584,640
     37,125  XTO Energy, Inc.                             1,105,954
                                                       ------------
                                                         15,006,033
                                                       ------------

             PHARMACEUTICALS -- 1.1%
      4,400  Abbott Laboratories                            179,344
      4,900  Amgen, Inc.*                                   267,393
     24,900  Bristol-Myers Squibb Co.                       610,050
      6,500  Cardinal Health, Inc.                          455,325
     17,100  Johnson & Johnson                              952,470
     12,100  McKesson Corp.                                 415,393
      8,000  Merck & Co., Inc.                              380,000
     27,200  Pfizer, Inc.                                   932,416
     42,600  Schering-Plough Corp.                          787,248
     21,700  Wyeth                                          784,672
                                                       ------------
                                                          5,764,311
                                                       ------------

             REAL ESTATE -- 2.1%
     18,700  Ashford Hospitality Trust, Inc. (REIT)         156,145
     17,900  Developers Diversified Realty Corp.
                (REIT)                                      633,123
     30,400  First Potomac Realty Trust (REIT)              582,768
     50,000  Hersha Hospitality Trust (REIT)                494,000
     41,100  Host Marriott Corp. (REIT)*                    507,996
     16,700  Koger Equity, Inc. (REIT)*                     386,104
     17,000  Mack-Cali Realty Corp. (REIT)                  703,460
     62,800  Omega Healthcare Investors, Inc. (REIT)        630,512
     15,800  One Liberty Properties, Inc. (REIT)            286,928

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

  NUMBER
 OF SHARES                                               VALUE +
      9,600  Ramco-Gershenson Properties (REIT)            $232,608
     21,000  Reckson Associates Realty Corp. (REIT)         576,660
     22,600  Simon Property Group, Inc. (REIT)            1,162,092
     20,000  SL Green Realty Corp. (REIT)                   936,000
      8,100  St. Joe Co. (The)                              321,570
     40,200  Strategic Hotel Capital, Inc. (REIT)*          590,940
     15,300  The Mills Corp. (REIT)                         714,510
     14,300  The Rouse Co. (REIT)                           679,250
     16,200  Vornado Realty Trust (REIT)                    925,182
                                                       ------------
                                                         10,519,848
                                                       ------------

             RESTAURANTS -- 0.1%
      8,400  McDonald's Corp.                               218,400
     10,400  Yum! Brands, Inc.                              387,088
                                                       ------------
                                                            605,488
                                                       ------------

             RETAILERS -- 0.9%
      8,500  Albertson's, Inc.                              225,590
      2,400  AutoZone, Inc.*                                192,240
     20,300  Costco Wholesale Corp.                         833,721
      4,200  CVS Corp.                                      176,484
      6,900  Federated Department Stores, Inc.              338,790
     19,500  Home Depot, Inc.                               686,400
     10,000  JC Penney Company, Inc.                        377,600
     19,700  Kroger Co.*                                    358,540
     41,000  Limited Brands                                 766,700
      7,500  The Gap, Inc.                                  181,875
      7,000  The May Department Stores Co.                  192,430
      6,100  TJX Companies, Inc.                            154,085
                                                       ------------
                                                          4,484,455
                                                       ------------

             TELEPHONE SYSTEMS -- 0.4%
     16,000  ALLTEL Corp.                                   809,920
     20,100  BellSouth Corp.                                527,022
    120,600  Qwest Communications International,
                Inc.*                                       432,954
     19,200  SBC Communications, Inc.                       465,600
                                                       ------------
                                                          2,235,496
                                                       ------------

             TEXTILES, CLOTHING, AND FABRICS -- 0.1%
      5,600  Coach, Inc.*                                   253,064
                                                       ------------

             TRANSPORTATION -- 0.3%
     23,200  Burlington Northern Santa Fe Corp.             813,624
     15,700  Kansas City Southern*                          243,350
      6,300  Norfolk Southern Corp.                         167,076
     16,300  Sabre Holdings Corp.                           451,673
                                                       ------------
                                                          1,675,723
                                                       ------------
             Total US Common Stocks
                (Cost $92,604,402)                      105,946,369
                                                       ------------

             FOREIGN COMMON STOCKS -- 20.1%
             AUSTRALIA -- 1.2%
    129,600  Alumina Ltd.                                   476,675
    175,197  Amcor Ltd.                                     850,634
     14,549  Australia and New Zealand Banking Group
                Ltd.                                        185,265
     28,000  Caltex Australian Ltd.                         180,029
     90,096  Coles Myer Ltd.                                539,116
     12,000  CSR Ltd.                                        18,557
    390,903  Foster's Group Ltd.                          1,285,270
     55,600  National Australia Bank Ltd.                 1,155,732
     14,818  Orica Ltd.                                     155,865
     68,000  Rinker Group Ltd.                              381,319
  NUMBER
 OF SHARES                                               VALUE +
     56,000  Santos Ltd.                                   $270,337
    215,735  Telstra Corp.                                  755,913
     12,143  WMC Resources Ltd.                              41,617
                                                       ------------
                                                          6,296,329
                                                       ------------

             BELGIUM -- 0.2%
      1,643  Electrabel SA                                  526,725
     22,457  Fortis*                                        495,627
                                                       ------------
                                                          1,022,352
                                                       ------------

             BERMUDA -- 0.2%
     16,600  Accenture Ltd.*                                456,168
      4,700  ACE Ltd.                                       198,716
      2,100  Ingersoll Rand Co.                             143,451
                                                       ------------
                                                            798,335
                                                       ------------

             BRAZIL -- 0.6%
  8,100,000  Cia de Saneamento Basico do Estado de
                Sao Paulo                                   350,468
      9,347  Cia Vale do Rio Doce - ADR                     444,450
     30,000  Cia Vale do Rio Doce - Sponsored ADR         1,173,000
     23,300  Petroleo Brasileiro SA - ADR                   654,031
      9,800  Voctorantim Celulose Papel SA - ADR            311,640
                                                       ------------
                                                          2,933,589
                                                       ------------

             CANADA -- 3.0%
    146,400  Abitibi-Consolidated, Inc.                   1,007,232
     29,600  Abitibi-Consolidated, Inc. - Canadian
                Exchange                                    202,006
     26,000  Agrium, Inc.                                   379,116
     10,700  Alcan, Inc.                                    440,530
     18,000  Alcan, Inc. - ADR                              745,200
     10,200  BCE, Inc.                                      203,125
     70,600  Bombardier, Inc., Class B                      211,682
     14,400  Cameco Corp.                                   843,984
      3,750  Canadian National Railway Co.                  163,462
     44,600  Canadian Natural Resources Ltd.              1,332,262
     37,900  Domtar, Inc.                                   486,488
      4,600  Encana Corp.                                   198,536
     34,083  Encana Corp. - Canadian Exchange             1,464,749
      4,400  Fairmont Hotels & Resorts, Inc.                118,307
      7,100  Imperial Oil Ltd.                              332,422
     13,300  Imperial Oil Ltd. (foreign market)             618,997
     15,300  Inco Ltd.*                                     525,044
      1,700  Magna International, Inc.                      144,789
    175,400  Nortel Networks Corp.*                         875,201
     14,271  Petro-Canada                                   613,629
     61,600  Placer Dome, Inc.                            1,025,024
     24,400  Rogers Communications, Inc., Class B           439,500
     33,184  Suncor Energy, Inc.                            841,759
     69,000  Talisman Energy - Canadian Exchange          1,497,595
     17,500  Western Oil Sands, Inc., Class A*              440,518
                                                       ------------
                                                         15,151,157
                                                       ------------

             CHINA -- 0.3%
     11,200  Aluminum Corp. of China Ltd.                   609,392
    770,000  Beijing Capital International Airport
                Co., Ltd., Class H                          236,929
     14,800  China Petroleum & Chemical Corp. - ADR         546,860
    168,000  Guangshen Railway Co. Ltd.                      48,463
                                                       ------------
                                                          1,441,644
                                                       ------------

             DENMARK -- 0.1%
        800  Coloplast AS, Class B                           75,427

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  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

  NUMBER
 OF SHARES                                               VALUE +
      8,133  Vestas Wind Systems A/S*                      $119,481
      3,100  William Demant Holding*                        117,216
                                                       ------------
                                                            312,124
                                                       ------------

             ESTONIA -- 0.0%
     26,496  Hansabank Ltd.                                 222,431
                                                       ------------

             FINLAND -- 0.2%
     11,900  Metso Oyj                                      150,573
      9,400  M-real Oyj, Class B                             85,202
     16,300  Sampo Oyj, Class A                             158,255
      5,400  Tietoenator OY                                 163,919
     23,968  UPM-Kymmeme OY                                 456,073
                                                       ------------
                                                          1,014,022
                                                       ------------

             FRANCE -- 1.2%
     13,200  Alcatel SA*                                    203,638
      1,700  Atos Origin*                                   109,206
      2,800  Aventis SA - Frankfurt Exchange                211,040
      5,600  AXA SA                                         123,320
      3,000  BNP Paribas                                    184,505
      4,100  Carrefour SA                                   198,932
     18,944  Compagnie de Saint-Gobain                      944,285
      2,000  Groupe Danone                                  174,468
        200  JC Decaux SA*                                    4,280
     96,000  Scor SA*                                       149,502
     10,583  Societe Generale, Class A                      899,375
      3,000  Thales SA                                      109,754
      4,912  Total SA                                       936,468
     18,300  Total SA - Sponsored ADR                     1,758,264
      5,400  Vivendi Universal SA*                          149,794
                                                       ------------
                                                          6,156,831
                                                       ------------

             GERMANY -- 0.7%
      3,500  BASF AG                                        187,322
     31,695  Bayer AG                                       913,913
     20,433  Bayerische Hypo-und Vereinsbank AG*            363,450
      4,400  Bayerische Motoren Werke AG                    194,698
      5,400  Deutsche Post AG                               116,616
      2,800  E. ON AG                                       202,013
      2,700  Fresenius Medical Care                         200,349
     30,897  RWE AG                                       1,452,886
                                                       ------------
                                                          3,631,247
                                                       ------------

             HONG KONG -- 1.0%
     26,000  Asia Satellite Telecom Holdings                 45,334
    432,000  First Pacific Co. Ltd.*                         96,926
     78,000  Henderson Land Development Co.                 336,009
    106,000  Hong Kong & China Gas Co. Ltd.                 174,633
     41,000  Hong Kong Aircraft Engineering Co. Ltd.        188,184
    116,200  Hong Kong Electric Holdings Ltd.               481,200
     78,000  Hong Kong Exchanges & Clearing Ltd.            160,004
    170,000  Hong Kong Shanghai Hotels Ltd.                 102,983
    145,080  Hysan Development Co. Ltd.                     215,766
    348,000  i-Cable Communications Ltd.                    132,734
     81,200  Jardine Matheson Holdings Ltd.                 893,200
     89,000  Jardine Strategic Holdings Ltd.                449,450
     79,000  Mandarin Oriental International Ltd.*           43,450
    502,600  New World Development Ltd.                     370,516
    166,000  Next Media Ltd.*                                55,335
    147,000  SmarTone Telecommunications Holdings
                Ltd.                                        161,139
     77,000  Television Broadcasts Ltd.                     329,726
  NUMBER
 OF SHARES                                               VALUE +
    250,000  Wharf Holdings Ltd.                           $717,967
    131,000  Wheelock & Co. Ltd.                            157,876
                                                       ------------
                                                          5,112,432
                                                       ------------

             INDIA -- 0.0%
     18,000  ICICI Bank Ltd. - ADR                          217,800
                                                       ------------

             INDONESIA -- 0.1%
    227,000  PT Astra International, Inc.                   132,784
  2,682,344  PT Bank Pan Indonesia TBK                       74,173
     89,000  PT Gudang Garam TBK                            129,678
    606,000  PT Matahari Putra Prima TBK                     33,837
     91,000  PT Semen Gresik                                 77,426
                                                       ------------
                                                            447,898
                                                       ------------

             IRELAND -- 0.0%
     23,300  Fyffes plc                                      48,758
     60,300  Independent News & Media plc                   140,125
                                                       ------------
                                                            188,883
                                                       ------------

             ITALY -- 0.4%
    308,072  Banca Intesa SpA                             1,203,159
      2,400  E.Biscom SpA*                                  131,252
     10,000  Fiat SpA*                                       83,900
     12,300  Luxottica Group SpA - ADR                      207,870
      2,500  Natuzzi SpA                                     26,850
     20,300  Saipem SpA                                     184,741
     32,200  Unicredito Italiano SpA                        159,055
                                                       ------------
                                                          1,996,827
                                                       ------------

             JAPAN -- 1.5%
      4,900  Aisin Seiki Co. Ltd.                           102,163
     15,000  Canon, Inc.                                    790,450
     18,000  Chiba Bank Ltd. (The)                          110,196
      8,000  Dai Nippon Printing Co. Ltd.                   127,792
     12,000  Daifuku Co. Ltd.                                61,256
         16  Dentsu, Inc.                                    41,204
         18  East Japan Railway Co.                         100,958
      5,600  FamilyMart Co. Ltd.                            182,706
      5,000  Fuji Photo Film Co.                            156,715
      4,600  Fujitsu Frontech Ltd.                           43,633
     28,000  Hitachi Ltd.                                   192,714
      2,000  Ito-Yokado Co. Ltd.                             85,598
         23  Japan Tobacco, Inc.                            178,747
      4,000  Kao Corp.                                       96,412
     27,000  Kawasaki Heavy Industries, Ltd.                 43,550
      7,000  Kinden Corp.                                    43,752
     20,000  Kirin Brewery Co. Ltd.                         197,773
     10,000  Koito Manufacturing Co. Ltd.                    73,500
      8,000  Lion Corp.                                      46,850
      5,000  Matsushita Electric Industries Co.              70,980
     10,114  Matsushita Electric Works Ltd.                  91,764
      8,000  Mitsubishi Corp.                                77,716
     20,000  Mitsubishi Gas Chemical Co.                     82,848
     12,000  NGK Insulators Ltd.                             96,889
        800  Nintendo Co. Ltd.                               92,746
      6,000  Nippon Meat Packers, Inc.                       73,904
     28,000  Nippon Oil Corp.                               176,291
     20,000  Nippon Sanso Corp.                             107,043
     40,000  Nippon Suisan Kaisha Ltd.                      106,310
         44  Nippon Telegraph and Telephone Corp.           235,091
     10,000  Nisshinbo Industries, Inc.                      75,242
     10,000  Noritake Co. Ltd.                               43,440
         38  NTT DoCoMo, Inc.                                67,910

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

  NUMBER
 OF SHARES                                               VALUE +
      2,000  OMRON Corp.                                    $46,831
      7,000  Onward Kashiyama Co.                           112,267
      3,000  Ryosan Co.                                      68,597
      2,000  Sankyo Co., Ltd.                                81,565
      2,000  SECOM Co. Ltd.                                  84,865
      5,000  Shiseido Co. Ltd.                               63,007
      9,000  Sompo Japan Insurance, Inc.                     91,967
     17,000  Sumitomo Electric Industries Ltd.              173,404
     12,000  Sumitomo Forestry Co. Ltd.                     137,910
     14,000  Sumitomo Metal Mining Co. Ltd.                  91,353
         24  Sumitomo Mitsui Financial Group, Inc.          164,524
     18,000  Sumitomo Trust & Banking Co. Ltd.              128,177
     22,900  Takeda Chemical Industries Ltd.              1,005,279
      7,000  Tanabe Seiyaku Co. Ltd.                         62,613
     42,000  Tokyo Gas Co.                                  148,962
      3,000  Tokyo Ohka Kogyo Co.                            58,837
      4,000  Toppan Forms Co. Ltd.                           54,988
      4,000  Tostem Inax Holding Corp.                       86,331
      3,000  Toyo Seikan                                     51,524
      3,000  Toyota Motor Corp.                             121,523
         49  West Japan Railway Co.                         197,590
      6,000  Yamaha Motor Co. Ltd.                           93,424
      6,000  Yamatake Corp.                                  61,201
     14,000  Yokohama Bank Ltd.                              87,504
                                                       ------------
                                                          7,348,386
                                                       ------------

             LUXEMBOURG -- 0.0%
      9,500  Arcelor SA                                     159,503
                                                       ------------

             MALAYSIA -- 0.2%
      9,800  British American Tobacco Berhad                130,237
     31,000  Carlsberg Brewery Malaysia Berhad               88,105
    112,000  CIMB Berhad                                    165,053
     97,000  Commerce Asset-Holding Berhad                  124,058
     65,000  Kumpulan Guthrie Berhad                         34,553
     39,000  Malaysian Airlines System Berhad*               48,853
    181,000  Multi-Purpose Holdings Berhad*                  53,824
    123,000  Resorts World Berhad                           289,697
                                                       ------------
                                                            934,380
                                                       ------------

             MEXICO -- 0.1%
        700  America Movil SA de CV                          25,459
    201,000  Grupo Continental SA                           313,708
        800  Telefonos de Mexico, Class L - ADR              26,616
                                                       ------------
                                                            365,783
                                                       ------------

             NETHERLANDS -- 1.1%
      7,375  Heineken NV                                    242,355
     41,048  ING Groep NV                                   968,856
     19,300  Koninklijke (Royal) KPN NV                     146,993
      9,200  Koninklijke (Royal) Philips Electronics
                NV                                          249,153
      1,893  Koninklijke Boskalis Westminster NV             48,941
     68,669  Reed Elsevier NV                               964,122
     33,615  Royal Dutch Petroleum Co.                    1,725,065
     17,900  Royal Dutch Petroleum Co., NY Shares           924,893
      4,000  Royal Nedlloyd NV                              136,751
      4,264  Wolters Kluwer NV                               77,402
                                                       ------------
                                                          5,484,531
                                                       ------------

             NEW ZEALAND -- 0.2%
     96,000  Carter Holt Harvey Ltd.                        126,197
    258,241  Telecom Corporation of New Zealand Ltd.        964,296
                                                       ------------
                                                          1,090,493
                                                       ------------
  NUMBER
 OF SHARES                                               VALUE +

             NORWAY -- 0.0%
     15,100  DNB NOR ASA                                   $103,041
      4,600  Schibsted ASA                                   82,457
                                                       ------------
                                                            185,498
                                                       ------------

             PERU -- 0.1%
     24,400  Compania de Minas Buenaventura SA - ADR        539,240
                                                       ------------

             PHILIPPINES (THE) -- 0.2%
    261,000  ABS-CBN Broadcasting Corp. - PDR*              104,577
  4,467,800  Ayala Corp.                                    453,503
     21,000  Globe Telecom, Inc.                            306,651
    194,000  Jollibee Foods Corp.                            82,913
                                                       ------------
                                                            947,644
                                                       ------------

             RUSSIA -- 0.3%
     10,670  Lukoil Oil Co. - ADR                         1,122,484
      6,300  MMC Norilsk Nickel - ADR                       349,650
                                                       ------------
                                                          1,472,134
                                                       ------------

             SINGAPORE -- 0.3%
    323,000  BIL International Ltd.*                        139,705
     18,000  Great Eastern Holdings Ltd.                    123,313
     16,000  Haw Par Corp.                                   47,374
     26,000  Overseas Union Enterprise Ltd.                 106,418
     73,000  Overseas-Chinese Banking Corp. Ltd.            512,816
    301,000  SembCorp Marine                                166,014
     38,250  Singapore Press Holdings, Ltd.                  92,380
    189,000  United Industrial Corp.                        102,046
                                                       ------------
                                                          1,290,066
                                                       ------------

             SOUTH AFRICA -- 1.0%
     25,167  Anglo American Platinum Corp.                  952,029
      8,656  Anglo American plc - Johannesburg
                Exchange                                    177,098
     20,300  Anglo American plc - London Exchange           415,262
      2,523  AngloGold Ashanti Ltd.                          81,140
      1,600  AngloGold Ltd.                                  52,152
     71,800  Aveng Ltd.                                      85,528
      6,700  Edgars Consolidated Stores Ltd.                159,620
     73,000  FirstRand Ltd.                                 119,742
     50,000  Gold Fields Ltd.                               525,655
     22,400  Harmony Gold Mining Co. Ltd.                   237,216
      5,500  Impala Platinum Holdings Ltd.                  416,999
     17,100  JD Group Ltd.                                  117,812
     39,500  Kersaf Investments Ltd.                        257,515
     23,604  Nedcor Ltd.                                    234,435
     11,600  Pretoria Portland Cement Co. Ltd.              291,295
     40,200  Rembrandt Group Ltd.                           128,645
     81,500  RMB Holdings Ltd.                              211,876
     37,910  Sasol Ltd.                                     586,446
                                                       ------------
                                                          5,050,465
                                                       ------------

             SOUTH KOREA -- 0.1%
        430  Hyundai Motor Co. Ltd.                          16,541
        730  Kookmin Bank*                                   22,680
        460  Korea Electric Power Corp.                       7,405
        100  Pohang Iron and Steel Co. Ltd.                  12,895
     17,266  Posco - ADR                                    578,584
         80  Samsung Electronics Co. Ltd.                    33,025
                                                       ------------
                                                            671,130
                                                       ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

  NUMBER
 OF SHARES                                               VALUE +
             SPAIN -- 0.8%
      2,900  Acciona SA                                    $180,295
      4,400  Acerinox SA                                    250,479
     51,362  Banco Central Hispanoamer SA                   533,036
      4,100  Banco Popular Espanol                          231,555
     42,320  Iberdrola SA                                   893,328
     10,380  NH Hoteles SA                                  114,165
      1,100  Prosegur Cia de Seguridad SA                    16,903
     21,800  Repsol SA - ADR                                476,548
        800  Sogecable SA*                                   32,266
     83,281  Telefonica SA                                1,231,085
      3,200  Viscofan SA                                     30,251
                                                       ------------
                                                          3,989,911
                                                       ------------

             SWEDEN -- 0.2%
     11,300  Assa Abloy AB                                  144,382
      2,800  Hoganas AB, Class B                             68,579
      3,900  Svenska Cellulosa AB                           148,069
     12,000  Svenska Handelsbanken, Class A                 240,543
     86,400  Telefonaktiebolaget Ericsson LM, Class
                B*                                          254,625
                                                       ------------
                                                            856,198
                                                       ------------

             SWITZERLAND -- 0.2%
        800  Adecco SA                                       39,859
      1,900  Alcon, Inc.                                    149,435
      9,300  Compagnie Financiere Richemont AG              242,822
         90  Geberit AG                                      60,005
      1,440  Logitech International SA*                      65,538
      5,600  Novartis AG                                    247,046
        200  Publigroupe SA                                  63,239
        480  SGS Societe General de Surveillance SA         262,153
                                                       ------------
                                                          1,130,097
                                                       ------------

             TAIWAN -- 0.1%
    122,000  Asustek Computer, Inc. - GDR                   275,720
                                                       ------------

             THAILAND -- 0.4%
    166,000  Advanced Information Service Public Co.
                Ltd.                                        369,475
     76,000  GMM Grammy Public Co. Ltd.                      28,441
     80,000  Golden Land Property Development Public
                Co. Ltd.*                                    16,045
    157,000  Kasikornbank Public Co. Ltd.*                  199,682
     48,000  MBK Public Co. Ltd.                             59,288
    116,000  National Finance Public Co. Ltd.                41,707
     51,700  Siam Cement Public Co. Ltd.                    308,543
    107,100  Siam Cement Public Co. Ltd. - NVDR             607,734
     38,000  Siam Commercial Bank Public Co. Ltd.            42,986
    389,900  Thai Union Frozen Products Public Co. -
                NVDR                                        192,637
                                                       ------------
                                                          1,866,538
                                                       ------------

             UNITED KINGDOM -- 4.1%
     16,700  Abbey National plc                             155,440
     13,500  Amvescap plc                                    92,053
     28,400  Arriva plc                                     212,194
     25,000  Associated British Ports Holdings plc          183,277
     37,428  Aviva plc                                      386,213
     20,600  BAA plc                                        206,777
     76,500  BAE Systems plc                                304,172
  NUMBER
 OF SHARES                                               VALUE +
     31,700  Barclays plc                                  $270,050
    165,546  BG Group plc                                 1,019,990
     24,942  BOC Group plc                                  417,494
    101,816  Boots Group plc                              1,270,346
    108,645  BP plc                                         959,525
     29,000  BP plc - ADR                                 1,553,530
    165,166  Brambles Industries plc                        637,996
     26,000  BT Group plc                                    93,595
      2,600  Bunzl plc                                       21,678
     98,000  Cable & Wireless Communications plc*           230,596
     27,000  Capita Group plc                               155,952
      4,100  Carnival plc                                   199,119
     25,000  Compass Group plc                              152,561
     15,000  Devro plc                                       29,243
     24,000  Diageo plc                                     323,601
     43,700  Eircom Group plc*                               78,688
      8,000  EMI Group plc                                   35,363
     52,000  Enodis plc*                                     96,188
      6,200  Enterprise Inns plc                             64,651
    104,081  GKN plc                                        472,821
     62,267  GlaxoSmithKline plc                          1,260,201
     49,665  GUS plc                                        761,521
     39,500  Hanson plc                                     271,669
     66,448  HBOS plc                                       822,436
     27,000  Hilton Group plc                               135,142
     28,600  ICAP plc                                       141,076
     71,664  InterContinental Hotels Group plc              757,033
     17,000  Intertek Testing Services plc                  176,345
    285,900  Invensys plc*                                   93,326
     61,000  ITV plc                                        127,770
     49,200  Kidde plc                                      106,623
    130,066  Lloyds TSB Group plc                         1,018,389
    102,366  Mitchells & Butlers plc                        517,009
     38,000  MyTravel Group plc*                              5,513
     22,000  PIC International Group plc                     15,061
    109,200  Pilkington plc                                 193,083
     12,000  Provident Financial plc                        130,681
      7,700  Reckitt Benckiser plc                          217,977
     27,000  Reed Elsevier plc                              262,450
     23,200  Rentokil Initial plc                            60,796
     11,200  Rio Tinto plc                                  269,327
     45,000  Shell Transport & Trading Co.                  330,102
     15,900  Shell Transport & Trading Co. - ADR            710,730
     10,000  Smiths Group plc                               135,378
     96,000  Stagecoach Group plc                           155,816
     39,100  TBI plc                                         47,154
     41,600  Tesco plc                                      200,863
     55,800  The Sage Group plc                             188,726
      1,000  Travis Perkins plc                              24,899
     92,600  Vedanta Resources Ltd.*                        483,219
     89,000  Vodafone Group plc                             194,892
     12,700  WPP Group plc                                  128,976
     68,879  Xstrata plc                                    920,602
                                                       ------------
                                                         20,487,898
                                                       ------------
             Total Foreign Common Stocks
                (Cost $80,784,353)                      101,089,516
                                                       ------------
             Total Common Stocks
                (Cost $173,388,755)                     207,035,885
                                                       ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             ASSET-BACKED SECURITIES -- 2.0%
   $350,000  ACE Securities Corp.,
                Ser. 2003-NC1,
                Class M2 (FRN)                3.200%   07/25/33       $361,968
    300,000  ACE Securities Corp., Ser.
                2003-OP1, Class M2 (FRN)      2.800%   12/25/33        300,502
    300,000  Asset Backed Securities Corp.
                Home Equity Loan Trust,
                Ser. 2003-HE5,
                Class M2 (FRN)                3.140%   08/15/33        308,725
    254,000  Asset Backed Securities Corp.
                Home Equity Loan Trust,
                Ser. 2004-HE1,
                Class 2 (FRN)                 2.890%   01/15/34        261,390
    275,000  Centex Home Equity,
                Ser. 2003-B,
                Class M2 (FRN)                3.000%   06/25/33        280,994
    250,000  Chase Funding Loan Acqusition
                Trust, Ser. 2003-C1,
                Class 2M2 (FRN)               2.750%   10/25/32        253,119
    352,922  Chase Funding Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2000-2,
                Class IA5                     8.321%   05/25/30        368,913
    185,580  CIT Group Home Equity Loan
                Trust, Ser. 2003-1,
                Class A2                      2.350%   04/20/27        185,331
    500,000  Countrywide Asset-Backed
                Certificates,
                Ser. 2003-BC3,
                Class M3 (FRN)                2.800%   01/25/33        507,350
    407,699  Countrywide Asset-Backed
                Certificates,
                Series 2004-1,
                Class 3A (FRN)                1.580%   04/25/34        408,217
    500,000  First Franklin Mortgage Loan
                Asset Backed Certificates,
                Ser. 2003-FF1,
                Class M2 (FRN)                2.950%   07/25/33        510,011
    265,000  First Franklin Mortgage Loan
                Asset-Backed Certificates,
                Ser. 2003-FF5,
                Class M2, (FRN)               2.800%   03/25/34        270,099
    193,019  Impac CMB Trust, Ser. 2003-5,
                Class M2 (FRN)                3.050%   08/25/33        196,286
    340,970  Impac CMB Trust, Ser. 2003-6,
                Class 1M1 (FRN)               3.000%   07/25/33        346,802
    202,238  Impac CMB Trust, Ser. 2003-7,
                Class M (FRN)                 2.950%   08/25/33        205,373
    318,617  Impac CMB Trust, Ser. 2004-4,
                Class 1M5 (FRN)               2.600%   09/25/34        318,266
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
   $450,000  Long Beach Mortgage Loan
                Trust, Ser. 2002-5,
                Class M2 (FRN)(a)             3.300%   11/25/32       $460,481
    400,000  Long Beach Mortgage Loan
                Trust, Ser. 2003-4,
                Class M2, (FRN)               3.050%   08/25/33        409,861
    606,000  Morgan Stanley ABS Capital,
                Inc., Ser. 2004-NC1,
                Class M2 (FRN)                2.850%   12/27/33        620,570
    500,000  New Century Home Equity Loan
                Trust, Ser. 2003-2,
                Class M2 (FRN)                3.300%   01/25/33        510,369
    300,000  New Century Home Equity Loan
                Trust, Ser. 2003-6,
                Class M2 (FRN)                2.900%   01/25/34        304,228
    350,000  New Century Home Equity Loan
                Trust, Ser. 2004-1,
                Class M2 (FRN)                2.650%   05/25/34        349,994
     51,586  Residential Asset Securities
                Corp., Ser. 2001-KS1,
                Class AI4                     6.374%   03/25/29         51,772
    345,034  Residential Asset Securities
                Corp., Ser. 2001-KS2,
                Class AI4                     6.417%   02/25/29        350,858
    190,020  Residential Asset Securities
                Corp., Ser. 2002-KS1,
                Class AI3                     4.988%   02/25/27        190,105
    250,000  Residential Asset Securities
                Corp., Ser. 2003-KS10,
                Class M-II-2 (FRN)            2.650%   12/25/33        252,383
    301,188  Residential Funding Mortgage
                Securities II,
                Ser. 2002-HS2, Class A6       5.380%   03/25/17        302,802
    144,164  Wachovia Asset Securitization,
                Inc., Ser. 2002-1,
                Class 1A1                     6.250%   10/25/33        146,746
  1,000,000  Washington Mutual, Series
                2004-AR8, Class A1 (FRN)      1.720%   06/25/44      1,000,000
                                                                  ------------
             Total Asset-Backed Securities
                (Cost $9,945,730)                                   10,033,515
                                                                  ------------

             US TREASURY SECURITIES -- 17.5%
 15,531,613  US Treasury Inflation-Indexed
                Bond                          1.875%   07/15/13     15,342,934
 43,985,127  US Treasury Inflation-Indexed
                Bond                          2.000%   01/15/14     43,723,944
 28,328,000  US Treasury Note+                4.750%   05/15/14     28,623,461
                                                                  ------------
             Total US Treasury Securities
                (Cost $88,077,185)                                  87,690,339
                                                                  ------------

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +
             US GOVERNMENT AGENCY OBLIGATIONS - AGENCY NOTES -- 1.0%
   $500,000  FHLB                             4.250%   09/08/09       $501,881
    350,000  FHLB                             4.500%   06/10/08        354,094
  1,000,000  FHLB                             5.625%   07/26/06      1,002,524
  1,200,000  FHLB                             6.980%   07/20/09      1,203,348
    400,000  FHLB                             7.195%   08/25/09        403,208
    989,545  FHLMC (FRN)                      2.889%   07/01/34        957,771
    608,000  FNMA                             7.300%   09/23/09        615,026
                                                                  ------------
             Total US Government Agency
                Obligations - Agency Notes
                (Cost $5,093,069)                                    5,037,852
                                                                  ------------

             US GOVERNMENT AGENCY OBLIGATIONS - MORTGAGE-BACKED -- 0.9%
  1,613,571  FHLMC, Ser. T-057, Class 1A3     7.500%   07/25/43      1,729,039
    566,163  FNMA, Ser. 2001-W1, Class AF-5   7.016%   08/25/31        575,209
  1,683,864  FNMA, Ser. 2002-W8, Class A3     7.500%   06/25/42      1,804,361
    643,173  GNMA, Ser. 2001-65, Class PG     6.000%   07/20/28        656,896
                                                                  ------------
             Total US Government Agency
                Obligations - Mortgage-Backed
                (Cost $4,826,885)                                    4,765,505
                                                                  ------------

 NUMBER OF
  SHARES
             COMMINGLED INVESTMENT VEHICLES -- 0.0%
        100  iShares MSCI Emerging Markets Index Fund
                (Cost $15,421)                              16,163
                                                       -----------

             LIMITED PARTNERSHIPS -- 18.3%
             Bessent Global Fund, LP*(b)(c)(d)(e)        4,844,603
             Canyon Value Realization Fund,
                LP*(b)(c)(d)(e)                         21,890,868
             Farallon Capital Institutional Partners,
                LP*(a)(b)(c)(d)                         18,358,707
             Lone Picea, LP*(a)(b)(c)(d)                 2,462,600
             Lone Redwood, LP*(a)(b)(c)(d)              12,749,156
             Maverick Fund USA, Ltd.*(a)(b)(c)(d)        5,454,810
             OZ Domestic Partners, LP*(a)(b)(c)(d)      10,756,053
             Regiment Capital Ltd.*(a)(b)(c)(d)          6,459,523
             Tosca*(a)(b)(c)(d)                          8,652,331
                                                       -----------
             Total Limited Partnerships
                (Cost $59,357,234)                      91,628,651
                                                       -----------
             PREFERRED STOCK -- 0.1%
             METALS -- 0.0%
      5,456  Anglo American Platinum Corp., Ltd.*          100,122
                                                       -----------

             OIL AND GAS -- 0.1%
     13,400  Surgutneftegaz - ADR                          438,180
                                                       -----------
             Total Preferred Stock
                (Cost $313,217)                            538,302
                                                       -----------

 NUMBER OF
  SHARES                                                 VALUE +

             WARRANTS -- 0.0%
     18,100  Multi-Purpose Holdings Berhad Warrants,
                Expires 2/26/2009*
                (Cost $500)                                 $2,143
                                                       -----------

 PRINCIPAL                                    INTEREST  MATURITY
   AMOUNT                                       RATE      DATE

              SHORT-TERM INVESTMENTS -- 23.0%

              REPURCHASE AGREEMENTS -- 22.1%
$102,724,177  Investors Bank & Trust Company -- Repurchase
                 Agreement issued 06/30/04 (proceeds at maturity
                 $102,862,330) (Collateralized by a $27,397,791
                 SBA, 4.15 - 4.625%, due 03/25/23 - 03/25/29,
                 $39,701,705 Washington Mutual, 1.8%, due
                 11/25/33 and a $37,514,093 FNMA, 3.053%, due
                 12/01/35 with market values of $29,773,769,
                 $39,764,049 and $38,322,567,
              respectively.)                   0.700%   07/01/04    102,724,177
   8,000,000  Morgan Stanley -- Repurchase Agreement issued
                 06/30/04 (proceeds at maturity $8,000,342)
                 (Collateralized by a FNCL, 5%, due 09/01/33,
                 with a market
              value of $8,160,005)             1.540%   07/01/04      8,000,000
                                                                   ------------
              Total Repurchase Agreements
                 (Cost $110,724,177)                                110,724,177
                                                                   ------------

              US TREASURY SECURITIES -- 0.9%#
   1,000,000  US Treasury Bill++               1.238%   09/09/04        997,597
     200,000  US Treasury Bill++               1.397%   10/14/04        199,192
     100,000  US Treasury Bill++               1.498%   10/28/04         99,510
     500,000  US Treasury Bill++               1.578%   11/18/04        496,970
      50,000  US Treasury Bill++               1.588%   11/26/04         49,679
     250,000  US Treasury Bill++               1.648%   12/02/04        248,263
   2,050,000  US Treasury Bill++               1.692%   12/16/04      2,034,061
     500,000  US Treasury Bill++               1.703%   12/23/04        495,927
                                                                   ------------
              Total US Treasury Securities
                 (Cost $4,623,069)                                    4,621,199
                                                                   ------------
              Total Short-Term Investments
                 (Cost $115,347,246)                                115,345,376
                                                                   ------------
              Total Investments -- 104.0%
                 (Cost $456,365,242)                                522,093,731
              Liabilities in Excess of Other
                 Assets -- (4.0%)                                   (20,089,825)
                                                                   ------------
              NET ASSETS -- 100.0%                                 $502,003,906
                                                                   ============

              SHORT PORTFOLIO -- (0.0%)

              COMMINGLED INVESTMENT VEHICLE -- (0.0%)
       1,000  iShares MSCI Japan Index Fund                            $(10,620)
                                                                   ------------
              Total Short Portfolio
                 (Proceeds $10,045)                                    $(10,620)
                                                                   ============

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE 30, 2004

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):

Basic Industries                                             0.3%
Capital Equipment                                            5.3
Consumer Goods                                               5.9
Energy                                                       8.2
Finance                                                     32.3
Industrial                                                   0.1
Limited Partnerships(d)                                     18.3
Materials                                                    5.9
Multi-Industry                                               1.3
Other                                                        0.1
Services                                                     5.9
US Government Obligations                                   20.3
Utilities                                                    0.1
Other Assets (Liabilities)                                  (4.0)
                                                          ------
TOTAL                                                      100.0%
                                                          ======

ADR  American Depositary Receipt
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation
FNCL Federal National Conventional Loan
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
REIT Real Estate Investment Trust
SBA  Small Business Administration
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + Security or a portion thereof is held as collateral for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.
 ++ Security or a portion thereof is held as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
(a)  Illiquid security.
(b) Security is valued in good faith under procedures established by the board of directors.
(c)  Restricted security. See Appendix E of Notes to Financial Statements.
(d) Industry breakdowns are not available for all limited partnerships. The information that is available, if included in the industry concentration presented above, would not affect the percentages by more than 1% (on an absolute basis).
(e) The valuation committee has determined these partnership interests to be liquid based on liquidity letters issued by the partnerships' advisor and duly ratified by the TIP board of directors. In the case of Bessent Global Fund, LP, the liquity letter states that the partnership interst may be redeemed upon seven days' notice and payment of a 5% redemption fee. The fund's advisor, TAS, has agreed to reimburse the fund for any redemption fees incurred pursuant to the terms of the liquidity letter.

         See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
  30, 2004

 NUMBER
OF SHARES                                              VALUE +

           COMMON STOCKS -- 76.2%

           AUSTRALIA -- 4.1%
  94,000   Alumina Ltd.                                  $345,737
 177,793   Amcor Ltd.                                     863,239
  33,900   Australia and New Zealand Banking Group
              Ltd.                                        431,677
  48,000   Caltex Australian Ltd.                         308,622
 102,253   Coles Myer Ltd.                                611,861
 325,852   Foster's Group Ltd.                          1,071,386
  54,146   National Australia Bank Ltd.                 1,125,508
  19,733   Orica Ltd.                                     207,565
 148,000   Santos Ltd.                                    714,461
 201,528   Telstra Corp.                                  706,134
  80,958   WMC Resources Ltd.                             277,465
                                                     ------------
                                                        6,663,655
                                                     ------------

           BELGIUM -- 0.6%
   1,356   Electrabel SA                                  434,716
  25,697   Fortis*                                        567,134
                                                     ------------
                                                        1,001,850
                                                     ------------

           BRAZIL -- 0.7%
9,560,000  Cia de Saneamento Basico do Estado de
              Sao Paulo                                   413,639
   6,200   Cia Vale do Rio Doce - ADR                     294,810
  14,700   Voctorantim Celulose Papel SA - ADR            467,460
                                                     ------------
                                                        1,175,909
                                                     ------------

           CANADA -- 1.5%
  30,000   Abitibi-Consolidated, Inc. - Canadian
              Exchange                                    204,736
   6,710   Agrium, Inc.                                    97,841
  26,000   Air Canada, Class A*                             5,818
   7,500   Alcan, Inc.                                    308,782
   7,800   BCE, Inc.                                      155,331
  78,500   Bombardier, Inc., Class B                      235,368
   3,800   Fairmont Hotels & Resorts, Inc.                102,174
  10,772   Imperial Oil Ltd. (foreign market)             501,341
   7,800   Inco Ltd.*                                     267,670
  45,020   Nortel Networks Corp.*                         224,638
  20,800   Rogers Communications, Inc., Class B           374,656
                                                     ------------
                                                        2,478,355
                                                     ------------

           CHILE -- 0.2%
  12,800   Banco Santander Chile SA, ADR                  341,760
                                                     ------------

           CHINA -- 0.2%
 962,000   Beijing Capital International
              Airport Co., Ltd., Class H                  296,008
 237,000   Guangshen Railway Co. Ltd.                      68,367
                                                     ------------
                                                          364,375
                                                     ------------

           CROATIA -- 0.2%
  20,848   Pliva DD - GDR                                 307,427
                                                     ------------

           DENMARK -- 0.5%
   2,600   Coloplast AS, Class B                          245,136
  19,466   Vestas Wind Systems A/S*                       285,972
   6,500   William Demant Holding*                        245,775
                                                     ------------
                                                          776,883
                                                     ------------
           ESTONIA -- 0.1%
  21,956   Hansabank Ltd.                                 184,318
                                                     ------------
 NUMBER
OF SHARES                                              VALUE +

           FINLAND -- 1.1%
  25,700   Metso Oyj                                     $325,186
  23,900   M-real Oyj, Class B                            216,631
  38,200   Sampo Oyj, Class A                             370,879
  12,220   Tietoenator OY                                 370,943
  26,268   UPM-Kymmeme OY                                 499,838
                                                     ------------
                                                        1,783,477
                                                     ------------

           FRANCE -- 4.7%
  31,300   Alcatel SA*                                    482,869
   4,400   Atos Origin*                                   282,652
   6,576   Aventis SA - Frankfurt Exchange                495,643
  14,200   AXA SA                                         312,703
   7,908   BNP Paribas                                    486,355
   7,646   Carrefour SA                                   370,984
  29,646   Compagnie de Saint-Gobain                    1,477,739
   4,800   Groupe Danone                                  418,722
     400   JC Decaux SA*                                    8,560
 222,120   Scor SA*                                       345,910
  12,626   Societe Generale, Class A                    1,072,995
   7,500   Thales SA                                      274,385
   6,575   Total SA                                     1,253,518
  12,945   Vivendi Universal SA*                          359,089
                                                     ------------
                                                        7,642,124
                                                     ------------

           GERMANY -- 3.2%
   8,500   BASF AG                                        454,924
  29,081   Bayer AG                                       838,539
  36,583   Bayerische Hypo-und Vereinsbank AG*            650,717
   8,900   Bayerische Motoren Werke AG                    393,821
  11,000   Deutsche Post AG                               237,551
   6,100   E. ON AG                                       440,099
   1,400   Fresenius Medical Care                         103,885
  15,780   Fresenius Medical Care - ADR                   394,973
  36,126   RWE AG                                       1,698,772
                                                     ------------
                                                        5,213,281
                                                     ------------

           HONG KONG -- 3.5%
  28,000   Asia Satellite Telecom Holdings                 48,822
 562,000   First Pacific Co. Ltd.*                        126,093
 108,000   Henderson Land Development Co.                 465,243
 115,000   Hong Kong & China Gas Co. Ltd.                 189,460
  59,000   Hong Kong Aircraft Engineering Co. Ltd.        270,802
 105,000   Hong Kong Electric Holdings Ltd.               434,819
 110,000   Hong Kong Exchanges & Clearing Ltd.            225,647
 215,000   Hong Kong Shanghai Hotels Ltd.                 130,244
 201,726   Hysan Development Co. Ltd.                     300,010
 491,000   i-Cable Communications Ltd.                    187,277
 105,420   Jardine Matheson Holdings Ltd.               1,159,620
 118,881   Mandarin Oriental International Ltd.*           65,385
 710,640   New World Development Ltd.                     523,883
 300,000   Next Media Ltd.*                               100,003
 202,478   SmarTone Telecommunications Holdings
              Ltd.                                        221,953
  89,000   Television Broadcasts Ltd.                     381,112
 219,571   Wharf Holdings Ltd.                            630,579
 155,000   Wheelock & Co. Ltd.                            186,800
                                                     ------------
                                                        5,647,752
                                                     ------------

           INDIA -- 0.2%
  32,100   ICICI Bank Ltd. - ADR                          388,410
  24,216   Lippo Bank Tbk PT*                               1,275
                                                     ------------
                                                          389,685
                                                     ------------

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2004

 NUMBER
OF SHARES                                              VALUE +
           INDONESIA -- 0.4%
 292,307   PT Astra International, Inc.                  $170,985
4,137,888  PT Bank Pan Indonesia TBK                      114,422
 343,000   PT Citra Marga Nusaphala Persada TBK*           17,145
 114,000   PT Gudang Garam TBK                            166,105
1,420,000  PT Matahari Putra Prima TBK                     79,287
 415,000   PT Mulia Industrindo TBK*                        9,710
 121,000   PT Semen Gresik                                102,951
                                                     ------------
                                                          660,605
                                                     ------------

           IRELAND -- 0.3%
  72,300   Fyffes plc                                     151,298
 151,340   Independent News & Media plc                   351,684
                                                     ------------
                                                          502,982
                                                     ------------

           ITALY -- 2.0%
 360,079   Banca Intesa SpA                             1,406,269
   5,800   E.Biscom SpA*                                  317,193
  24,000   Fiat SpA*                                      201,360
  28,400   Luxottica Group SpA - ADR                      479,960
   6,600   Natuzzi SpA                                     70,884
  40,900   Saipem SpA                                     372,212
  78,200   Unicredito Italiano SpA                        386,277
                                                     ------------
                                                        3,234,155
                                                     ------------

           JAPAN -- 14.9%
  15,800   Aisin Seiki Co. Ltd.                           329,423
  23,300   Canon, Inc.                                  1,227,833
  49,000   Chiba Bank Ltd. (The)                          299,977
  25,000   Dai Nippon Printing Co. Ltd.                   399,349
  27,000   Dai-Dan Co. Ltd.                               137,827
  15,000   Daifuku Co. Ltd.                                76,571
      48   Dentsu, Inc.                                   123,613
      50   East Japan Railway Co.                         280,438
  15,900   Eisai Co. Ltd.                                 457,554
   4,800   Ezaki Glico Co. Ltd.                            34,884
  18,000   FamilyMart Co. Ltd.                            587,270
  14,000   Fuji Photo Film Co.                            438,803
   8,500   Fujitsu Frontech Ltd.                           80,626
 200,000   Hitachi Ltd.                                 1,376,529
  10,000   Inabata & Co. Ltd.                              80,649
   6,000   Ito-Yokado Co. Ltd.                            256,793
      68   Japan Tobacco, Inc.                            528,470
  12,000   Kao Corp.                                      289,236
  17,000   Kinden Corp.                                   106,255
  64,000   Kirin Brewery Co. Ltd.                         632,874
  18,000   Koito Manufacturing Co. Ltd.                   132,301
   1,000   Lintec                                          14,975
  24,000   Lion Corp.                                     140,549
  71,000   Matsushita Electric Industries Co.           1,007,918
  21,772   Matsushita Electric Works Ltd.                 197,537
      37   Millea Holdings, Inc.                          549,329
  24,000   Mitsubishi Corp.                               233,149
  58,000   Mitsubishi Gas Chemical Co.                    240,260
  14,900   Murata Manufacturing Co. Ltd.                  849,361
  34,000   NGK Insulators Ltd.                            274,518
   2,200   Nintendo Co. Ltd.                              255,052
  12,000   Nippon Meat Packers, Inc.                      147,807
  84,000   Nippon Oil Corp.                               528,873
  74,000   Nippon Sanso Corp.                             396,059
  58,000   Nippon Suisan Kaisha Ltd.                      154,149
     124   Nippon Telegraph and Telephone Corp.           662,530
  44,000   Nisshinbo Industries, Inc.                     331,064
 NUMBER
OF SHARES                                              VALUE +
  32,000   Noritake Co. Ltd.                             $139,009
     100   NTT DoCoMo, Inc.                               178,711
   4,100   OMRON Corp.                                     96,004
   5,500   Ono Pharmaceutical Co. Ltd.                    258,580
  20,000   Onward Kashiyama Co.                           320,762
   8,000   Ryosan Co.                                     182,926
   6,400   Sankyo Co., Ltd.                               261,009
   9,000   Sankyo Seiko                                    42,891
   5,500   SECOM Co. Ltd.                                 233,378
  12,000   Shiseido Co. Ltd.                              151,217
  28,000   Sompo Japan Insurance, Inc.                    286,120
  48,000   Sumitomo Electric Industries Ltd.              489,612
  38,000   Sumitomo Forestry Co. Ltd.                     436,714
  40,000   Sumitomo Metal Mining Co. Ltd.                 261,009
      86   Sumitomo Mitsui Financial Group, Inc.          589,543
  70,000   Sumitomo Trust & Banking Co. Ltd.              498,465
  14,000   Sumitomo Wiring Systems Ltd.                   250,323
  38,700   Takeda Chemical Industries Ltd.              1,698,877
  19,000   Tanabe Seiyaku Co. Ltd.                        169,949
   9,000   Tokyo Broadcasting System                      158,365
 114,000   Tokyo Gas Co.                                  404,326
   8,900   Tokyo Ohka Kogyo Co.                           174,550
   6,000   Toppan Forms Co. Ltd.                           82,482
   9,000   Tostem Inax Holding Corp.                      194,245
   7,000   Toyo Seikan                                    120,222
  30,700   Toyota Motor Corp.                           1,243,587
     104   West Japan Railway Co.                         419,374
  23,000   Yamaha Motor Co. Ltd.                          358,127
  16,000   Yamatake Corp.                                 163,204
  59,000   Yokohama Bank Ltd.                             368,767
                                                     ------------
                                                       24,092,753
                                                     ------------

           LUXEMBOURG -- 0.3%
  26,200   Arcelor SA                                     439,892
                                                     ------------

           MALAYSIA -- 1.0%
  19,000   British American Tobacco Berhad                252,500
  45,000   Carlsberg Brewery Malaysia Berhad              127,895
 151,000   CIMB Berhad                                    222,526
 107,000   Commerce Asset-Holding Berhad                  136,847
 112,000   Kumpulan Guthrie Berhad                         59,537
  55,000   Malaysian Airlines System Berhad*               68,895
 101,700   Malaysian International Shipping Corp.
              Berhad (foreign shares)                     321,158
 204,000   Multi-Purpose Holdings Berhad*                  60,663
 169,000   Resorts World Berhad                           398,039
                                                     ------------
                                                        1,648,060
                                                     ------------

           MEXICO -- 0.3%
     800   America Movil SA de CV                          29,096
 279,100   Grupo Continental SA                           435,602
     800   Telefonos de Mexico, Class L - ADR              26,616
                                                     ------------
                                                          491,314
                                                     ------------

           NETHERLANDS -- 3.9%
  16,750   Heineken NV                                    550,434
  46,369   ING Groep NV                                 1,094,448
  45,250   Koninklijke (Royal) KPN NV                     344,634
  20,682   Koninklijke (Royal) Philips Electronics
              NV                                          556,852
   5,542   Koninklijke Boskalis Westminster NV            143,282
  70,343   Reed Elsevier NV                               987,626
  39,577   Royal Dutch Petroleum Co.                    2,031,024

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2004

 NUMBER
OF SHARES                                              VALUE +
   9,842   Royal Nedlloyd NV                             $336,477
  10,504   Wolters Kluwer NV                              190,673
                                                     ------------
                                                        6,235,450
                                                     ------------

           NEW ZEALAND -- 1.1%
  58,000   Carter Holt Harvey Ltd.                         76,244
 360,202   Telecom Corporation of New Zealand Ltd.      1,345,028
 382,400   Wrightson Ltd.                                 339,980
                                                     ------------
                                                        1,761,252
                                                     ------------

           NORWAY -- 0.3%
  34,000   DNB NOR ASA                                    232,013
  12,200   Schibsted ASA                                  218,690
                                                     ------------
                                                          450,703
                                                     ------------

           PHILIPPINES (THE) -- 0.8%
 352,000   ABS-CBN Broadcasting Corp. - PDR*              141,038
6,122,000  Ayala Corp.                                    621,412
  31,250   Globe Telecom, Inc.                            456,326
 252,000   Jollibee Foods Corp.                           107,702
                                                     ------------
                                                        1,326,478
                                                     ------------

           RUSSIA -- 0.2%
   2,600   Lukoil Oil Co. - ADR                           273,520
                                                     ------------

           SINGAPORE -- 1.3%
 436,000   BIL International Ltd.*                        188,580
  30,000   Great Eastern Holdings Ltd.                    205,521
 123,812   Jardine Strategic Holdings Ltd.*               634,536
  33,000   Overseas Union Enterprise Ltd.                 135,069
  63,000   Overseas-Chinese Banking Corp. Ltd.            442,567
 357,000   SembCorp Marine                                196,900
  36,125   Singapore Press Holdings, Ltd.                  87,248
 240,000   United Industrial Corp.                        129,583
                                                     ------------
                                                        2,020,004
                                                     ------------
           SOUTH AFRICA -- 2.5%
   3,886   AngloGold Ashanti Ltd.                         124,974
   3,500   AngloGold Ltd.                                 114,083
  85,200   Aveng Ltd.                                     101,490
   7,609   Edgars Consolidated Stores Ltd.                181,276
 159,000   FirstRand Ltd.                                 260,809
  11,786   Gold Fields Ltd.                               123,907
  36,636   JD Group Ltd.                                  252,408
  52,945   Kersaf Investments Ltd.                        345,168
 175,804   Nampak Ltd.                                    411,759
  26,871   Nedcor Ltd.                                    266,882
  21,400   Pretoria Portland Cement Co. Ltd.              537,390
  41,640   Rembrandt Group Ltd.                           133,253
 165,000   RMB Holdings Ltd.                              428,951
  46,448   Sasol Ltd.                                     718,524
                                                     ------------
                                                        4,000,874
                                                     ------------

           SOUTH KOREA -- 0.7%
     950   Hyundai Motor Co. Ltd.                          36,545
   1,200   Kookmin Bank*                                   37,283
     950   Korea Electric Power Corp.                      15,292
  28,075   KT&G Corp. (144A){::}                          318,651
   5,798   KT&G Corp. (144A) - GDR{::}                     66,987
     200   Pohang Iron and Steel Co. Ltd.                  25,790
  15,437   Posco - ADR                                    517,294
     170   Samsung Electronics Co. Ltd.                    70,177
                                                     ------------
                                                        1,088,019
                                                     ------------
 NUMBER
OF SHARES                                              VALUE +

           SPAIN -- 3.5%
   7,400   Acciona SA                                    $460,064
  10,000   Acerinox SA                                    569,271
  91,888   Banco Central Hispanoamer SA                   953,616
   9,500   Banco Popular Espanol                          536,530
  51,734   Iberdrola SA                                 1,092,047
  24,773   NH Hoteles SA                                  272,466
   3,000   Prosegur Cia de Seguridad SA                    46,099
   1,900   Sogecable SA*                                   76,631
 109,446   Telefonica SA                                1,617,863
   9,950   Viscofan SA                                     94,061
                                                     ------------
                                                        5,718,648
                                                     ------------

           SWEDEN -- 1.3%
  28,400   Assa Abloy AB                                  362,872
   7,500   Hoganas AB, Class B                            183,693
   9,500   Svenska Cellulosa AB                           360,682
  28,400   Svenska Handelsbanken, Class A                 569,286
 202,120   Telefonaktiebolaget Ericsson LM,
              Class B*                                    595,658
                                                     ------------
                                                        2,072,191
                                                     ------------

           SWITZERLAND -- 1.4%
   1,800   Adecco SA                                       89,684
  20,000   Compagnie Financiere Richemont AG              522,197
     300   Geberit AG                                     200,016
   3,300   Logitech International SA*                     150,192
  13,180   Novartis AG                                    581,440
     510   Publigroupe SA                                 161,258
   1,150   SGS Societe General de Surveillance SA         628,074
                                                     ------------
                                                        2,332,861
                                                     ------------

           TAIWAN -- 0.5%
 114,750   Asustek Computer, Inc.                         260,953
  27,700   Chunghwa Telecom Co., Ltd.,
              Sponsored ADR                               488,628
                                                     ------------
                                                          749,581
                                                     ------------

           THAILAND -- 1.7%
 232,000   Advanced Information Service Public Co.
              Ltd.                                        516,375
 132,000   GMM Grammy Public Co. Ltd.                      49,397
  73,364   Golden Land Property Development
              Public Co. Ltd.*                             14,714
 171,636   Golden Land Property Development
              Public Co. Ltd. (foreign shares)*            34,424
 194,000   Kasikornbank Public Co. Ltd.*                  246,741
  33,000   Matichon Public Co. Ltd.                        72,643
  89,000   MBK Public Co. Ltd.                            109,930
 250,000   National Finance Public Co. Ltd.                89,886
 240,000   Post Publishing PCL                             33,460
  74,000   Siam Cement Public Co. Ltd.                    441,629
 146,800   Siam Cement Public Co. Ltd. - NVDR             833,010
  39,000   Siam Commercial Bank Public Co. Ltd.            44,118
 521,200   Thai Union Frozen Products Public Co. -
              NVDR                                        257,509
                                                     ------------
                                                        2,743,836
                                                     ------------

           UNITED KINGDOM -- 17.0%
  40,600   Abbey National plc                             377,896
  32,200   Amvescap plc                                   219,564
  13,731   Anglo American plc - ADR                       286,566
  67,482   Arriva plc                                     504,200
  58,400   Associated British Ports Holdings plc          428,135
  41,866   Aviva plc                                      432,008
  41,500   BAA plc                                        416,565

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2004

 NUMBER
OF SHARES                                              VALUE +
 172,500   BAE Systems plc                               $685,877
  71,400   Barclays plc                                   608,251
 178,669   BG Group plc                                 1,100,845
  20,065   BOC Group plc                                  335,860
 138,749   Boots Group plc                              1,731,155
 151,123   BP plc                                       1,334,680
 138,311   Brambles Industries plc                        534,262
  60,000   BT Group plc                                   215,988
   6,400   Bunzl plc                                       53,360
 217,000   Cable & Wireless Communications plc*           510,605
  57,350   Capita Group plc                               331,253
   8,856   Carnival plc                                   430,096
  53,290   Compass Group plc                              325,198
  64,000   Devro plc                                      124,769
  48,804   Diageo plc                                     658,043
 103,000   Eircom Group plc*                              185,466
  22,600   EMI Group plc                                   99,901
 138,400   Enodis plc*                                    256,008
  21,500   Enterprise Inns plc                            224,194
 102,140   GKN plc                                        464,003
  69,873   GlaxoSmithKline plc                          1,414,136
  57,870   GUS plc                                        887,329
  85,950   Hanson plc                                     591,138
  78,396   HBOS plc                                       970,318
  60,000   Hilton Group plc                               300,316
  66,900   ICAP plc                                       329,999
  78,663   InterContinental Hotels Group plc              830,967
  36,000   Intertek Testing Services plc                  373,436
 533,000   Invensys plc*                                  173,987
 147,490   ITV plc                                        308,931
 136,000   Kidde plc                                      294,730
 132,799   Lloyds TSB Group plc                         1,039,788
  66,521   Mitchells & Butlers plc                        335,971
  83,000   MyTravel Group plc*                             12,042
  73,000   PIC International Group plc                     49,976
 265,000   Pilkington plc                                 468,563
  22,702   Provident Financial plc                        247,226
  18,460   Reckitt Benckiser plc                          522,579
  60,000   Reed Elsevier plc                              583,222
  54,400   Rentokil Initial plc                           142,556
  58,396   Rio Tinto plc                                1,404,249
 102,000   Shell Transport & Trading Co.                  748,232
  23,250   Smiths Group plc                               314,753
 239,640   Stagecoach Group plc                           388,956
  86,000   TBI plc                                        103,714
 109,700   Tesco plc                                      529,680
 118,000   The Sage Group plc                             399,097
   2,400   Travis Perkins plc                              59,758
 193,000   Vodafone Group plc                             422,632
  31,600   WPP Group plc                                  320,917
                                                     ------------
                                                       27,443,946
                                                     ------------
           Total Common Stocks
              (Cost $95,766,833)                      123,257,975
                                                     ------------
 NUMBER
OF SHARES                                              VALUE +

           LIMITED PARTNERSHIPS -- 5.8%
           Bessent Global Fund, LP*(a)(b)(c)(d)        $4,569,721
           Lansdowne UK Equity Fund
              Limited*(a)(b)(c)(d)                      4,885,806
                                                     ------------
           Total Limited Partnerships
              (Cost $7,880,670)                         9,455,527
                                                     ------------

           RIGHTS -- 0.0%

           INDONESIA -- 0.0%
1,800,000  PT Bank Universal Certificate of
              Entitlement*(b)                                   0
                                                     ------------

           UNITED KINGDOM -- 0.0%
  37,500   TI Automotive Ltd. Certificate of
              Entitlement*(b)                                   1
                                                     ------------
           Total Rights
              (Cost $0)                                         1
                                                     ------------

           WARRANTS -- 0.0%
  20,400   Multi-Purpose Holdings Berhad Warrants,
              Expires 2/26/2009*
              (Cost $564)                                   2,416
                                                     ------------

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE

             SHORT-TERM INVESTMENTS -- 11.7%

             REPURCHASE AGREEMENT -- 10.2%
$16,541,479  Investors Bank & Trust Company -- Repurchase
                Agreement issued 06/30/04 (proceeds at maturity
                $16,541,801) (Collateralized by a $17,128,281
                FHLMC, 4.007%, due 12/01/32, with a market value
                of $17,368,553)
                (Cost $16,541,479)            0.700%   07/01/04     16,541,479
                                                                  ------------
             US TREASURY SECURITIES -- 1.5%#
    200,000  US Treasury Bill+                1.375%   10/07/04        199,257
     50,000  US Treasury Bill+                1.498%   10/28/04         49,755
  2,100,000  US Treasury Bill+                1.559%   11/12/04      2,087,963
                                                                  ------------
             Total US Treasury Securities
                (Cost $2,339,175)                                    2,336,975
                                                                  ------------
             Total Short-Term Investments
                (Cost $18,880,654)                                  18,878,454
                                                                  ------------
             Total Investments -- 93.7%
                (Cost $122,528,721)                                151,594,373
             Other Assets in Excess of
                Liabilities -- 6.3%                                 10,262,061
                                                                  ------------
             NET ASSETS -- 100.0%                                 $161,856,434
                                                                  ============

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)    JUNE
                                    30, 2004

SUMMARY OF INDUSTRY CLASSIFICATIONS (AS A % OF TOTAL NET ASSETS):
Capital Equipment                                          11.4%
Consumer Goods                                             15.5
Energy                                                      8.1
Finance                                                    23.6
Industrial                                                  0.5
Limited Partnerships(d)                                     5.8
Materials                                                  10.8
Multi-Industry                                              3.2
Services                                                   13.0
US Government Obligations                                   1.5
Utilities                                                   0.3
Other Assets (Liabilities)                                  6.3
                                                          -----
TOTAL                                                     100.0%
                                                          =====

ADR  American Depositary Receipt
ADR  FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PDR  Phillippine Depositary Receipt
SBA  Small Business Administration
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + Security or a portion thereof is held as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
{::} Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2004, the aggregate market value of these securities was $385,638 or 0.24% of net assets. The board of directors has deemed these securities to be liquid.
(a)  Illiquid security.
(b) Security is valued in good faith under procedures established by the board of directors.
(c)  Restricted security. See Appendix E of Notes to Financial Statements.
(d) Industry breakdowns are not available for all limited partnerships. The information that is available, if included in the industry concentration presented above, would not affect the percentages by more than 1% (on an absolute basis).

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2004

 NUMBER OF
  SHARES                                                      VALUE +

             COMMON STOCKS -- 63.9%

             AEROSPACE AND DEFENSE -- 1.9%
     61,500  AAR Corp.*                                         $698,025
     32,200  Alliant Techsystems, Inc.*                        2,039,548
     20,000  Boeing Co.                                        1,021,800
      3,100  Lockheed Martin Corp.                               161,448
      3,200  Northrop Grumman Corp.                              171,840
      6,500  Textron, Inc.                                       385,775
                                                            ------------
                                                               4,478,436
                                                            ------------

             AUTOMOTIVE -- 0.5%
     45,400  Ford Motor Co.                                      710,510
      9,800  General Motors Corp.                                456,582
                                                            ------------
                                                               1,167,092
                                                            ------------

             BANKING -- 6.2%
     17,300  Bank of America Corp.                             1,463,926
      1,300  Capital Crossing Bank                                72,579
     35,625  Chittenden Corp.                                  1,252,219
      5,000  CIT Group, Inc.                                     191,450
      9,700  Commerce Bancorp, Inc.                              533,597
      6,600  Countrywide Financial Corp.                         463,650
     31,395  Downey Financial Corp.                            1,671,784
      8,000  Flagstar Bancorp, Inc.                              159,040
     31,329  Hudson United Bancorp                             1,167,945
      3,900  Marshall & Ilsley Corp.                             152,451
      5,300  National City Corp.                                 185,553
     45,271  National Commerce Financial Corp.                 1,471,308
     69,300  North Valley Bancorp                              1,098,405
     48,000  People's Bank                                     1,495,200
      7,000  PNC Financial Services Group, Inc.                  371,560
     26,000  The South Financial Group                           736,840
      6,200  UnionBanCal Corp.                                   349,680
     28,000  Wachovia Corp.                                    1,246,000
      6,900  Wells Fargo Corp.                                   394,887
                                                            ------------
                                                              14,478,074
                                                            ------------
             BEVERAGES, FOOD, AND TOBACCO -- 4.3%
     29,000  Altria Group, Inc.                                1,451,450
     14,900  Archer-Daniels-Midland Co.                          250,022
     73,800  Chiquita Brands International*                    1,543,896
     21,500  Coca-Cola Co.                                     1,085,320
     11,200  Coca-Cola Enterprises, Inc.                         324,688
      5,700  Conagra, Inc.                                       154,356
     36,500  Coors (Adolph), Class B                           2,640,410
      6,500  Pepsi Bottling Group, Inc.                          198,510
      1,800  Pepsico, Inc.                                        96,984
     24,600  Robert Mondavi Corp., Class A*                      910,692
      2,900  Sanderson Farms, Inc.                               155,498
      7,300  Sara Lee Corp.                                      167,827
     50,100  Tyson Foods, Inc., Class A                        1,049,595
                                                            ------------
                                                              10,029,248
                                                            ------------
             CHEMICALS -- 0.8%
    140,650  IMC Global, Inc.                                  1,884,710
                                                            ------------

             COMMERCIAL SERVICES -- 4.2%
     16,500  Accenture Ltd.*                                     453,420
     42,800  Cendant Corp.                                     1,047,744
     76,000  DeVry, Inc.*                                      2,083,920
     67,900  Gartner, Inc., Class B*                             875,231
     25,600  GenTek, Inc.*                                     1,024,000
      7,000  H & R Block, Inc.                                   333,760
 NUMBER OF
  SHARES                                                      VALUE +
     47,100  ITT Educational Services, Inc.*                  $1,790,742
      3,600  Metal Management, Inc.                               71,316
      4,500  Monsanto Co.                                        173,250
      3,900  R.H. Donnelley Corp.*                               170,586
      4,700  Ryder System, Inc.                                  188,329
     50,292  The Brink's Co.                                   1,722,501
                                                            ------------
                                                               9,934,799
                                                            ------------

             COMMUNICATIONS -- 0.9%
     20,000  Motorola, Inc.                                      365,000
     32,300  Nextel Communications, Inc., Class
                A*                                               861,118
      5,900  Qualcomm, Inc.                                      430,582
     12,600  Verizon Communications Corp.                        455,994
                                                            ------------
                                                               2,112,694
                                                            ------------

             COMPUTER SOFTWARE AND PROCESSING -- 2.1%
      7,800  Computer Sciences Corp.*                            362,154
     72,100  Earthlink, Inc.*                                    746,235
    109,400  Microsoft Corp.                                   3,124,464
     27,700  Oracle Corp.*                                       330,461
     66,800  Preview Systems, Inc.*                                2,405
      9,600  Yahoo!, Inc.*                                       348,768
                                                            ------------
                                                               4,914,487
                                                            ------------

             COMPUTERS AND INFORMATION -- 1.6%
      6,500  Apple Computer, Inc.*                               211,510
     45,100  Cisco Systems, Inc.*                              1,068,870
     24,140  Hewlett-Packard Co.                                 509,354
     19,900  International Business Machines
                Corp.                                          1,754,185
     19,600  Komag, Inc.*                                        273,812
     28,553  Nexprise, Inc.*                                      34,549
                                                            ------------
                                                               3,852,280
                                                            ------------

             COSMETICS AND PERSONAL CARE -- 0.9%
      3,400  Estee Lauder Companies, Inc.,
                Class A                                          165,852
      7,600  Gillette Co. (The)                                  322,240
     31,600  Procter & Gamble Co.                              1,720,304
                                                            ------------
                                                               2,208,396
                                                            ------------

             DIVERSIFIED -- 2.7%
      6,200  3M Co.                                              558,062
          8  Berkshire Hathaway Inc., Class A*                   711,600
     20,200  FMC Corp.*                                          870,822
     72,200  General Electric Co.                              2,339,280
    134,000  Walter Industries, Inc.                           1,825,080
                                                            ------------
                                                               6,304,844
                                                            ------------

             ELECTRIC UTILITIES -- 1.7%
      6,500  Constellation Energy Group, Inc.                    246,350
     17,600  Edison International                                450,032
     23,200  Exelon Corp.                                        772,328
      8,300  Sempra Energy                                       285,769
    247,300  Sierra Pacific Resources                          1,906,683
      8,600  TXU Corp.                                           348,386
                                                            ------------
                                                               4,009,548
                                                            ------------

             ELECTRICAL EQUIPMENT -- 0.2%
      6,900  Black & Decker Corp.                                428,697
                                                            ------------

             ELECTRONICS -- 3.8%
      6,400  AMIS Holdings, Inc.                                 108,288
      2,000  Broadcom Corp., Class A*                             93,540
     62,000  Checkpoint Systems, Inc.*                         1,111,660
     16,400  Cypress Semiconductor Corp.*                        232,716

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2004

 NUMBER OF
  SHARES                                                      VALUE +
     87,000  Intel Corp.                                      $2,401,200
      9,600  Maxim Intergrated Products, Inc.*                   503,232
     14,200  National Semiconductor Corp.*                       312,258
     49,000  Rogers Corp.*                                     3,425,100
     28,000  Texas Instruments, Inc.                             677,040
                                                            ------------
                                                               8,865,034
                                                            ------------

             ENTERTAINMENT AND LEISURE -- 0.4%
     31,900  Life Time Fitness, Inc.                             669,900
     12,800  Time Warner, Inc.*                                  225,024
      6,100  Walt Disney Co.                                     155,489
                                                            ------------
                                                               1,050,413
                                                            ------------

             FINANCIAL SERVICES -- 3.0%
      2,000  Alcon, Inc.                                         157,300
     54,666  Citigroup, Inc.                                   2,541,969
      2,050  Doral Financial Corp.                                70,725
     20,800  E*TRADE Group, Inc.*                                231,920
      3,000  Franklin Resources, Inc.                            150,240
      1,400  Golden West Financial Corp.                         148,890
    131,900  Instinet Group, Inc.*                               696,432
     13,500  JP Morgan Chase & Co., Inc.                         523,395
     13,900  KeyCorp                                             415,471
     40,400  MBNA Corp.                                        1,041,916
      1,400  Merrill Lynch & Co.                                  75,572
     11,700  Morgan Stanley                                      617,409
      8,100  Washington Mutual, Inc.                             312,984
                                                            ------------
                                                               6,984,223
                                                            ------------

             FOREST PRODUCTS AND PAPER -- 0.3%
      5,100  Georgia-Pacific Group                               188,598
      2,400  Kimberly-Clark Corp.                                158,112
     16,300  Louisiana-Pacific Corp.                             385,495
                                                            ------------
                                                                 732,205
                                                            ------------
             HEALTHCARE PROVIDERS -- 1.9%
     36,200  LifePoint Hospitals, Inc.*                        1,347,364
     40,000  Lincare Holdings, Inc.*                           1,314,400
      2,200  Quest Diagnostics, Inc.                             186,890
     37,000  Universal Health Services, Inc.,
                Class B                                        1,697,930
                                                            ------------
                                                               4,546,584
                                                            ------------
             HEAVY MACHINERY -- 0.5%
      6,300  Applied Materials, Inc.*                            123,606
      5,200  Caterpillar, Inc.                                   413,088
      3,600  Eaton Corp.                                         233,064
      2,300  Ingersoll Rand Co.                                  157,113
      4,600  Paccar, Inc.                                        266,754
                                                            ------------
                                                               1,193,625
                                                            ------------

             HOME CONSTRUCTION, FURNISHINGS, AND APPLIANCES -- 0.3%
      6,600  Centex Corp.                                        301,950
     11,700  D.R. Horton, Inc.                                   332,280
                                                            ------------
                                                                 634,230
                                                            ------------
             HOUSEHOLD PRODUCTS -- 0.3%
      3,000  Fortune Brands, Inc.                                226,290
      7,700  The Clorox Co.                                      414,106
                                                            ------------
                                                                 640,396
                                                            ------------

             INSURANCE -- 4.6%
      4,500  Aetna, Inc.                                         382,500
     22,400  Allstate Corp.                                    1,042,720
     25,662  American International Group, Inc.                1,829,187
 NUMBER OF
  SHARES                                                      VALUE +
     30,000  Brown & Brown, Inc.                              $1,293,000
      4,655  Fidelity National Financial, Inc.                   173,818
     42,200  Hilb, Rogal & Hobbs Co.                           1,505,696
      2,900  Loews Corp.                                         173,884
     49,200  Montpelier Re Holdings Ltd.                       1,719,540
     52,880  Platinum Underwriters Holdings Ltd.               1,609,138
     10,800  Principal Financial Group, Inc.                     375,624
      4,400  The Progressive Corp.                               375,320
      8,800  The St. Paul Cos., Inc.                             356,752
                                                            ------------
                                                              10,837,179
                                                            ------------

             LODGING -- 0.1%
      6,600  Starwood Hotels & Resorts
                Worldwide, Inc.                                  296,010
                                                            ------------

             MEDIA - BROADCASTING AND PUBLISHING -- 1.2%
     47,500  Emmis Communications Corp., Class
                A*                                               996,550
     61,000  Insight Communications Co., Inc.*                   564,860
      2,100  Knight Ridder, Inc.                                 151,200
      5,500  McGraw-Hill Companies, Inc.                         421,135
    211,000  Primedia, Inc.*                                     586,580
                                                            ------------
                                                               2,720,325
                                                            ------------

             MEDICAL SUPPLIES -- 2.8%
      3,500  Becton, Dickinson & Co.                             181,300
     19,200  Fisher Scientific International,
                Inc.*                                          1,108,800
     50,800  Owens & Minor, Inc.                               1,315,720
     74,400  Steris Corp.*                                     1,678,464
      8,800  Stryker Corp.                                       484,000
     21,823  Sybron Dental Specialties*                          651,417
     60,900  Viasys Healthcare, Inc.*                          1,273,419
                                                            ------------
                                                               6,693,120
                                                            ------------

             METALS -- 0.1%
      4,700  Phelps Dodge Corp.*                                 364,297
                                                            ------------

             METALS AND MINING -- 0.4%
      8,300  Alcan, Inc. - ADR                                   343,620
     14,600  Masco Corp.                                         455,228
     35,000  Pacific Rim Mining Corp.*                            23,450
        800  United States Steel Corp.                            28,096
                                                            ------------
                                                                 850,394
                                                            ------------

             OIL AND GAS -- 2.5%
      2,200  Amerada Hess Corp.                                  174,218
      5,600  Burlington Resources, Inc.                          202,608
      6,600  Canadian Natural Resources Ltd.*                    197,340
      7,600  ChevronTexaco Corp.                                 715,236
      9,100  ConocoPhillips                                      694,239
     22,900  Encore Acquisition Co.*                             638,910
    149,583  Hanover Compressor Co.*                           1,780,038
      6,900  Imperial Oil Ltd.                                   323,058
     12,800  Marathon Oil Corp.                                  484,352
      3,500  Noble Energy, Inc.*                                 132,615
      7,100  Sunoco, Inc.                                        451,702
      2,700  Valero Energy Corp.                                 199,152
                                                            ------------
                                                               5,993,468
                                                            ------------

             PHARMACEUTICALS -- 5.1%
     18,700  Amgen, Inc.*                                      1,020,459
      6,400  Atherogenics, Inc.*                                 121,792
     16,800  Bristol-Myers Squibb Co.                            411,600
      7,600  Cardinal Health, Inc.                               532,380
     15,500  Genentech, Inc.*                                    871,100

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2004

 NUMBER OF
  SHARES                                                      VALUE +
      2,600  Genzyme Corp.*                                     $123,058
      1,700  Gilead Sciences, Inc.                               113,900
     32,100  Hospira, Inc.                                       885,960
      1,300  Invitrogen Corp.                                     93,587
     49,200  Johnson & Johnson                                 2,740,440
      3,300  KOS Pharmaceuticals, Inc.*                          108,801
     11,300  McKesson Corp.                                      387,929
     30,200  Merck & Co., Inc.                                 1,434,500
      6,000  MGI Pharma, Inc.                                    162,060
      4,800  Onyx Pharmaceuticals, Inc.*                         203,328
     77,525  Pfizer, Inc.                                      2,657,557
    269,200  PharmChem Laboratories, Inc.*                        32,304
      5,900  SuperGen, Inc.*                                      38,055
                                                            ------------
                                                              11,938,810
                                                            ------------

             REAL ESTATE -- 0.3%
     20,800  Thornburg Mortgage, Inc. (REIT)                     560,560
      7,500  Trizec Properties, Inc. (REIT)                      121,950
                                                            ------------
                                                                 682,510
                                                            ------------

             RESTAURANTS -- 1.0%
      9,400  McDonald's Corp.                                    244,400
     65,000  Ruby Tuesday, Inc.                                1,784,250
     10,500  Yum! Brands, Inc.                                   390,810
                                                            ------------
                                                               2,419,460
                                                            ------------

             RETAILERS -- 3.2%
      8,100  Albertson's, Inc.                                   214,974
      1,800  AutoZone, Inc.*                                     144,180
     75,125  Big Lots, Inc.*                                   1,086,307
      3,800  CVS Corp.                                           159,676
     12,200  Federated Department Stores, Inc.                   599,020
     66,300  Geerlings & Wade, Inc.*                              38,454
     35,900  Home Depot, Inc.                                  1,263,680
     19,800  Kroger Co.*                                         360,360
      8,200  Limited Brands                                      153,340
    100,000  Saks, Inc.*                                       1,500,000
     22,100  Supervalu, Inc.                                     676,481
     11,400  The Gap, Inc.                                       276,450
      9,600  Wal-Mart Stores, Inc.                               506,496
     60,000  Whitehall Jewellers, Inc.*                          448,800
                                                            ------------
                                                               7,428,218
                                                            ------------
             TELEPHONE SYSTEMS -- 2.0%
     20,000  BellSouth Corp.                                     524,400
    333,600  Cincinnati Bell, Inc.*                            1,481,184
     94,100  General Communications, Inc., Class
                A*                                               747,154
     53,200  United States Cellular Corp.*                     2,050,860
                                                            ------------
                                                               4,803,598
                                                            ------------
 NUMBER OF
  SHARES                                                      VALUE +

             TEXTILES, CLOTHING, AND FABRICS -- 0.2%
      8,200  Coach, Inc.*                                       $370,558
                                                            ------------

             TRANSPORTATION -- 1.9%
      8,400  Burlington Northern Santa Fe Corp.                  294,588
      4,050  Canadian National Railway Co.                       176,539
     20,000  CNF, Inc.                                           831,200
     41,800  EGL, Inc.*                                        1,111,880
      6,500  Norfolk Southern Corp.                              172,380
     65,100  Tidewater, Inc.                                   1,939,980
                                                            ------------
                                                               4,526,567
                                                            ------------
             Total Common Stocks
                (Cost $121,992,076)                          150,374,529
                                                            ------------

             COMMINGLED INVESTMENT VEHICLES -- 5.9%
    863,267  Vanguard Global Equity Fund
                (Cost $9,607,740)                             13,838,165
                                                            ------------

             LIMITED PARTNERSHIPS -- 14.5%
             Adage Capital Partners,
                LP*(a)(b)(c)(d)                               34,000,218
             Gotham Partners, LP*(a)(b)(c)(d)                    199,626
                                                            ------------
             Total Limited Partnerships
                (Cost $31,743,910)                            34,199,844
                                                            ------------

             PREFERRED STOCK -- 0.0%
     59,400  ClickAction, Inc.*(a)(b)
                (Cost $0)                                              0
                                                            ------------

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE

             SHORT-TERM INVESTMENTS -- 16.2%

             REPURCHASE AGREEMENT -- 14.8%
$34,765,096  Investors Bank & Trust Company -- Repurchase
                Agreement issued 6/30/04 (proceeds at maturity
                $34,765,772) (Collateralized by 10,542,657 Country
                Wide Home Loan, 1.80%, due 5/25/34 and FNMA,
                4.25%, due 9/25/22, with a market value of
                $10,231,664 and $26,271,687, respectively)
                (Cost $34,765,096)            0.700%     07/01/04     34,765,096
                                                                    ------------

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)      JUNE 30, 2004

 PRINCIPAL                                   INTEREST   MATURITY
  AMOUNT                                       RATE       DATE        VALUE +

             US TREASURY SECURITY -- 1.4%#
 $3,250,000  US Treasury Bill+
                (Cost $3,241,450)             1.230%     09/16/04     $3,241,309
                                                                    ------------
             Total Short-Term Investments
                (Cost $38,006,546)                                    38,006,405
                                                                    ------------
             Total Investments -- 100.5%
                (Cost $201,350,272)                                  236,418,943
             Liabilities in Excess of Other
                Assets -- (0.5%)                                      (1,188,647)
                                                                    ------------
             NET ASSETS -- 100.0%                                   $235,230,296
                                                                    ============

ADR  American Depositary Receipt
FNMA Federal National Mortgage Association
SBA  Small Business Administration
  #  Interest rate represents the yield to maturity at the time of purchase.
  *  Non-income producing security.
  + Security or a portion thereof is held as initial margin for financial futures and forward contracts. See Appendix B and Appendix C of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.
(a)  Illiquid security.
(b) Security is valued in good faith under procedures established by the board of directors.
(c)  Restricted security. See Appendix E of Notes to Financial Statements.
(d) Industry breakdowns are not available for all limited partnerships. The information that is available, if included in the industry concentration presented above, would not affect the percentages by more than 1% (on an absolute basis).

        See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30,
  2004

 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

             US TREASURY SECURITY -- 99.5%
$25,584,000  US Treasury Note+
                (Cost $25,786,392)            4.750%   05/15/14    $25,850,841
                                                                  ------------

             SHORT-TERM INVESTMENTS -- 96.6%
             REPURCHASE AGREEMENTS -- 96.6%
  1,900,000  Bear Stearns -- Repurchase Agreement issued
                06/29/04 (proceeds at maturity $1,900,181)
                (Collateralized by a US Treasury Bill, 1.385%,
                due 11/18/04,
                with a market value
             of $1,904,812)                   1.140%   07/02/04      1,900,000
    182,766  Investors Bank & Trust Company -- Repurchase
                Agreement issued 06/30/04 (proceeds at maturity
                $182,770) (Collateralized by a $181,405 SBA,
                3.375%, due 10/25/27, with a market value
             of $191,905)                     0.700%   07/01/04        182,766
 11,200,000  Morgan Stanley -- Repurchase Agreement issued
                06/29/04 (proceeds at maturity $11,200,716)
                (Collateralized by a US Treasury Inflation
                Indexed Note, 3.625%, due 04/15/28, with a
                market value of
             $11,228,002)                     1.150%   07/01/04     11,200,000
 PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                       RATE      DATE       VALUE +

$11,800,000  Nomura, Inc. -- Repurchase Agreement issued
                06/30/04 (proceeds at maturity $11,802,262)
                (Collateralized by a US Treasury Bond, 7.5%, due
                11/15/16, with a
             market value of $12,041,400)     1.150%   07/06/04    $11,800,000
                                                                  ------------
             Total Repurchase Agreements
                (Cost $25,082,766)                                  25,082,766
                                                                  ------------
             Total Short-Term Investments
                (Cost $25,082,766)                                  25,082,766
                                                                  ------------
             TOTAL INVESTMENTS -- 196.1%
                (Cost $50,869,158)                                  50,933,607
             Liabilities in Excess of Other
                Assets -- (96.1%)                                  (24,961,039)
                                                                  ------------
             NET ASSETS -- 100.0%                                  $25,972,568
                                                                  ============

SBA  Small Business Administration
  + Security or a portion thereof is held as collateral for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.
  +  See Note 2 to the Financial Statements.

      See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)     JUNE 30, 2004

PRINCIPAL                                   INTEREST  MATURITY
  AMOUNT                                      RATE      DATE       VALUE +

            SHORT-TERM INVESTMENTS -- 98.5%

            US TREASURY SECURITIES -- 98.4%#
  $200,000  US Treasury Bill                 1.079%   07/22/04       $199,870
99,300,000  US Treasury Bill                 1.718%   12/30/04     98,451,978
                                                                 ------------
            Total US Treasury Securities
               (Cost $98,689,136)                                  98,651,848
                                                                 ------------

            TIME DEPOSIT -- 0.1%
   129,000  Investors Bank & Trust Company
               (Cost $129,000)               0.750%   07/01/04        129,000
                                                                 ------------
            Total Short-Term Investments
               (Cost $98,818,136)                                  98,780,848
                                                                 ------------
            Total Investments -- 98.5%
               (Cost $98,818,136)                                  98,780,848
            Other Assets in Excess of
               Liabilities -- 1.5%                                  1,464,484
                                                                 ------------
            NET ASSETS -- 100.0%                                 $100,245,332
                                                                 ============

  # Interest rate represents the yield to maturity at the time of purchase. + See Note 2 to the Financial Statements.

   See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2004

                                         TIFF          TIFF           TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND       FUND
ASSETS
Investments in securities, at
  value (a)(b)                       $522,093,731  $151,594,373   $236,418,943
Cash                                   1,984,858      6,345,653        520,841
Foreign currency (c)                     264,871        495,355             --
Receivables for:
  Capital stock sold                     311,754             --             --
  Securities sold                     23,614,703      4,845,234        306,178
  Dividends and tax reclaims             469,983        359,508        144,837
  Interest                               838,907            322            778
  Variation margin on financial
    futures contracts                     28,191          4,313         79,700
Unrealized appreciation on forward
  currency contracts (f)                  65,275         87,091             --
Deposit with broker for short sales       10,045             --             --
                                     -----------------------------------------
Total Assets                         549,682,318    163,731,849    237,471,277
                                     -----------------------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                   --        610,000      1,338,007
  Securities purchased                17,736,361        776,300        825,695
  Market value of securities sold
    short (d)                             10,620             --             --
  Reverse repurchase agreements
    (Note 5)                          27,989,709             --             --
  Dividends from net investment
    income                             1,202,161             --             --
Unrealized depreciation on forward
  currency contracts (f)                 180,839        163,156             --
Accrued expenses and other
  liabilities                            558,722        325,959         77,279
                                     -----------------------------------------
Total Liabilities                     47,678,412      1,875,415      2,240,981
                                     -----------------------------------------

NET ASSETS                           $502,003,906  $161,856,434   $235,230,296
                                     =========================================

SHARES OUTSTANDING (G)                37,236,746     13,853,161     17,381,841
                                     =========================================

NET ASSET VALUE PER SHARE            $     13.48   $      11.68   $      13.53
                                     =========================================

COMPONENTS OF NET ASSETS
  Capital stock (e)                  $439,995,984  $150,372,900   $210,555,885
  Undistributed (distribution in
    excess of) net investment
    income                            (4,389,115)     1,144,208        661,004
  Accumulated net realized gain
    (loss) on investments                 41,713    (18,878,578)   (10,778,814)
  Net unrealized appreciation on
    investments, short sales,
    financial futures contracts,
    forward currency contracts, and
    translation of assets and
    liabilities denominated in
    foreign currency                  66,355,324     29,217,904     34,792,221
                                     -----------------------------------------
                                     $502,003,906  $161,856,434   $235,230,296
                                     =========================================
------------------------------------------------------------------------------
(a) Cost of investments              $456,365,242  $122,528,721   $201,350,272
(b) Includes repurchase agreements
  of                                 $110,724,177  $ 16,541,479   $ 34,765,096
(c) Cost of foreign currency         $   262,916   $    492,472             --
(d) Proceeds                         $    10,045             --             --
(e) Includes accumulated entry/exit
  fees of                            $ 5,682,169   $  3,168,416   $  1,349,032

(f) Appendix B of the Notes to Financials details each fund's open forward currency contracts at June 30, 2004.
(g)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JUNE 30, 2004

                                             TIFF          TIFF
                                          GOVERNMENT    SHORT-TERM
                                           BOND FUND       FUND
ASSETS
Investments in securities, at
  value (a)(b)                            $50,933,607  $ 98,780,848
Cash                                         295,515          2,535
Receivables for:
  Capital stock sold                              --        697,889
  Securities sold                                 --     99,695,214
  Interest                                   156,424          1,636
                                          -------------------------
Total Assets                              51,385,546    199,178,122
                                          -------------------------

LIABILITIES
Payable for:
  Capital stock repurchased                       --        375,000
  Securities purchased                       280,063     98,489,243
  Variation margin on financial futures
    contracts                                     --          7,558
  Reverse repurchase agreements (Note 5)  25,088,278             --
  Dividends from net investment income        23,012          9,995
Accrued expenses and other liabilities        21,625         50,994
                                          -------------------------
Total Liabilities                         25,412,978
                                          -------------------------

NET ASSETS                                $25,972,568  $100,245,332
                                          =========================

SHARES OUTSTANDING (C)                     2,743,528     10,212,521
                                          =========================

NET ASSET VALUE PER SHARE                 $     9.47   $       9.82
                                          =========================

COMPONENTS OF NET ASSETS
  Capital stock                           $27,405,025  $103,069,268
  Undistributed (distribution in excess
    of) net investment income                (13,717)        53,038
  Accumulated net realized loss on
    investments                           (1,483,189)    (2,835,950)
  Net unrealized appreciation
    (depreciation) on investments             64,449        (41,024)
                                          -------------------------
                                          $25,972,568  $100,245,332
                                          =========================
-------------------------------------------------------------------
(a) Cost of investments                   $50,869,158  $ 98,818,136
(b) Includes repurchase agreements of     $25,082,766            --

(c)  Authorized 500,000,000 shares, par value $0.001 for each fund.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                         TIFF          TIFF          TIFF
                                     MULTI-ASSET   INTERNATIONAL   US EQUITY
                                         FUND       EQUITY FUND      FUND
INVESTMENT INCOME
Interest                             $ 2,427,952    $    22,732   $   150,109
Dividends (a)                          2,841,929      2,401,311     1,053,410
                                     ----------------------------------------
Total Investment Income                5,269,881      2,424,043     1,203,519
                                     ----------------------------------------
OPERATING EXPENSES
Investment advisory fees                 446,173        124,422       170,654
Money manager fees                       678,932        588,748       445,160
Custodian and accounting fees            281,621        181,753       122,714
Administration fees                       80,484         29,926        41,045
Shareholder recordkeeping fees             9,735          5,310         7,561
Professional fees                         74,415         37,325        34,824
Operations monitoring agent fees          44,617         16,590        22,753
Insurance expense                         10,416          5,015         7,593
Registration and filing fees              14,990         12,428        12,841
Miscellaneous fees and expenses           15,896         14,980         9,598
                                     ----------------------------------------
  Total Operating Expenses             1,657,279      1,016,497       874,743
  Interest expense (Note 5)               75,810             --            --
                                     ----------------------------------------
  Net Operating Expenses               1,733,089      1,016,497       874,743
                                     ----------------------------------------
Net Investment Income                  3,536,792      1,407,546       328,776
                                     ----------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments (b)                     18,177,153      8,959,343    16,882,082
  Short sales                             22,227             --      (459,788)
  Financial futures contracts          1,077,951      1,160,109       131,482
  Forward currency contracts and
    foreign currency-related
    transactions                        (278,958)      (241,047)           --
                                     ----------------------------------------
Net realized gain                     18,998,373      9,878,405    16,553,776
                                     ----------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION) ON:
  Investments                        (10,899,065)    (4,795,579)   (6,272,600)
  Short sales                               (575)            --       232,705
  Financial futures contracts            500,965       (417,536)     (742,712)
  Forward currency contract and
    other assets and liabilities
    and foreign currency-related
    transactions                          96,978        (34,880)           --
                                     ----------------------------------------
Net change in unrealized
  depreciation                       (10,301,697)    (5,247,995)   (6,782,607)
                                     ----------------------------------------
Net realized and unrealized gain       8,696,676      4,630,410     9,771,169
                                     ----------------------------------------
Net increase in net assets
  resulting from operations          $12,233,468    $ 6,037,956   $10,099,945
                                     ========================================
-----------------------------------------------------------------------------
(a) Net of foreign withholding
  taxes of                           $   211,135    $   273,801   $     1,236
(b) Net of foreign withholding
  taxes on capital gains of          $    48,574    $    44,826            --

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                             TIFF        TIFF
                                          GOVERNMENT  SHORT-TERM
                                          BOND FUND      FUND
INVESTMENT INCOME
Interest                                  $ 677,355   $ 619,300
                                          ----------------------
Total Investment Income                     677,355     619,300
                                          ----------------------
OPERATING EXPENSES
Investment advisory fees                      6,889      17,207
Money manager fees                           21,779     110,795
Custodian and accounting fees                22,528      30,124
Administration fees                           4,971      20,695
Shareholder recordkeeping fees                  788       9,539
Professional fees                            20,036      30,919
Operations monitoring agent fees              2,757      11,474
Insurance expense                             1,668       7,102
Registration and filing fees                  8,031      16,103
Amortization of organizational costs          3,461          --
Miscellaneous fees and expenses                 746       4,731
                                          ----------------------
  Total Operating Expenses                   93,654     258,689
  Fee waivers/reimbursements (Note 3)        (6,889)    (57,900)
  Interest expense (Note 5)                  60,233          --
                                          ----------------------
  Net Operating Expenses                    146,998     200,789
                                          ----------------------
Net Investment Income                       530,357     418,511
                                          ----------------------
NET REALIZED GAIN (LOSS) ON:
  Investments                              (627,664)   (118,279)
  Financial futures contracts                    --      73,806
                                          ----------------------
Net realized loss                          (627,664)    (44,473)
                                          ----------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments                               (70,163)    (52,196)
  Financial futures contracts                    --      (3,736)
                                          ----------------------
Net change in unrealized depreciation       (70,163)    (55,932)
                                          ----------------------
Net realized and unrealized loss           (697,827)   (100,405)
                                          ----------------------
Net increase (decrease) in net assets
  resulting from operations               $(167,470)  $ 318,106
                                          ======================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                           TIFF                 TIFF INTERNATIONAL
                                     MULTI-ASSET FUND              EQUITY FUND
                                --------------------------  --------------------------
                                 Six Months                  Six Months
                                   Ended          Year         Ended          Year
                                 6/30/2004       Ended       6/30/2004       Ended
                                (unaudited)    12/31/2003   (unaudited)    12/31/2003
INCREASE IN NET ASSETS FROM
  OPERATIONS
Net investment income           $ 3,536,792   $  4,900,723  $ 1,407,546   $  1,932,455
Net realized gain (loss) on
  investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and foreign currency-related
  transactions                   18,998,373      7,149,331    9,878,405       (495,751)
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales,
  financial futures contracts,
  forward currency contracts,
  and translation of other
  assets and liabilities
  denominated in foreign
  currencies                    (10,301,697)    64,040,508   (5,247,995)    48,641,639
                                ------------------------------------------------------
Net increase in net assets
  resulting from operations      12,233,468     76,090,562    6,037,956     50,078,343
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income       (3,623,602)    (6,324,253)          --     (2,246,951)
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions   (3,623,602)    (6,324,253)          --     (2,246,951)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)           71,232,301    101,859,694  (12,788,418)    (2,442,996)
                                ------------------------------------------------------
Total increase (decrease) in
  net assets                     79,842,167    171,626,003   (6,750,462)    45,388,396

NET ASSETS
Beginning of period             422,161,739    250,535,736  168,606,896    123,218,500
                                ------------------------------------------------------
End of period                   $502,003,906  $422,161,739  $161,856,434  $168,606,896
                                ======================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                        $(4,389,115)  $ (4,302,305) $ 1,144,208   $   (263,338)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                         TIFF US                 TIFF GOVERNMENT
                                       EQUITY FUND                  BOND FUND
                                --------------------------  --------------------------
                                 Six Months                  Six Months
                                   Ended          Year         Ended      Period from
                                 6/30/2004       Ended       6/30/2004    3/31/2003 to
                                (unaudited)    12/31/2003   (unaudited)    12/31/2003
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income           $   328,776   $    378,310  $   530,357   $ 1,280,970
Net realized gain (loss) on
  investments, short sales and
  financial futures contracts    16,553,776     (1,618,276)    (627,664)     (855,525)
Net change in unrealized
  appreciation (depreciation)
  on investments, short sales
  and financial futures
  contracts                      (6,782,607)    64,717,708      (70,163)      134,612
                                ------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                     10,099,945     63,477,742     (167,470)      560,057
                                ------------------------------------------------------

DISTRIBUTIONS
From net investment income               --       (367,023)    (530,747)   (1,304,679)
                                ------------------------------------------------------
Decrease in net assets
  resulting from distributions           --       (367,023)    (530,747)   (1,304,679)
                                ------------------------------------------------------

CAPITAL SHARE TRANSACTIONS,
  NET (SEE APPENDIX D)           (7,367,775)    (5,089,541) (11,240,020)   38,655,427
                                ------------------------------------------------------
Total increase (decrease) in
  net assets                      2,732,170     58,021,178  (11,938,237)   37,910,805

NET ASSETS
Beginning of period             232,498,126    174,476,948   37,910,805            --
                                ------------------------------------------------------
End of period                   $235,230,296  $232,498,126  $25,972,568   $37,910,805
                                ======================================================

UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME                        $   661,004   $    332,228  $   (13,717)  $   (13,327)
--------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS

                                                     TIFF
                                               SHORT-TERM FUND
                                          --------------------------
                                           Six Months
                                             Ended          Year
                                           6/30/2004       Ended
                                          (unaudited)    12/31/2003
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                     $   418,511   $  3,188,686
Net realized loss on investments and
  financial futures contracts                 (44,473)    (1,571,784)
Net change in unrealized depreciation on
  investments and financial futures
  contracts                                   (55,932)        (5,624)
                                          --------------------------
Net increase in net assets resulting
  from operations                             318,106      1,611,278
                                          --------------------------

DISTRIBUTIONS
From net investment income                   (426,108)    (4,146,040)
                                          --------------------------
Decrease in net assets resulting from
  distributions                              (426,108)    (4,146,040)
                                          --------------------------

CAPITAL SHARE TRANSACTIONS, NET (SEE
  APPENDIX D)                             (28,307,035)   (40,013,433)
                                          --------------------------
Total decrease in net assets              (28,415,037)   (42,548,195)

NET ASSETS
Beginning of period                       128,660,369    171,208,564
                                          --------------------------
End of period                             $100,245,332  $128,660,369
                                          ==========================

UNDISTRIBUTED NET INVESTMENT INCOME       $    53,038   $     60,635
--------------------------------------------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  STATEMENT OF CASH FLOWS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                        TIFF
                                                     GOVERNMENT
                                                      BOND FUND
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES
Net decrease in net assets from operations          $    (167,470)
Adjustments to reconcile net increase (decrease)
  in net assets from
  operations to net cash used for operating
  activities:
  Proceeds from sales of investments                   66,094,538
  Purchase of investments                             (54,854,101)
  Amortization of discounts and premium, net                 (492)
  Decrease in dividends and interest receivable            56,410
  Increase in payable for securities purchased            280,063
  Decrease in accrued operating expenses                  (23,353)
  Net decrease in short-term investments                2,246,179
  Net realized loss                                       627,664
  Net change in unrealized appreciation                    70,163
                                                    -------------

Net cash flows from operating activities               14,329,601
                                                    -------------

CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Proceeds from shares sold                                 653,056
Cash distribution paid                                   (129,785)
Shares redeemed                                       (12,307,375)
Decrease in payable for reverse repurchase
  agreements                                           (2,249,982)
                                                    -------------

Net cash flows for financing activities               (14,034,086)
                                                    -------------

NET INCREASE IN CASH                                      295,515
                                                    -------------
Cash at beginning of period                                    --
                                                    -------------
Cash at end of period                               $     295,515
                                                    =============
-----------------------------------------------------------------

Note: Non-cash financing activities not include herein consist of reinvestment of dividends and distributions of $414,299.
This Statement of Cash Flows has been included as required by Financial Accounting Standard (FAS) 95. The TIFF Multi-Asset, International Equity, US Equity, and Short-Term Funds are not required to present a Statement of Cash Flows pursuant to an exemption provided by FAS 102.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/04      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  13.19    $  10.61   $  11.59   $  12.18   $  13.41   $  11.42
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.12        0.21       0.20       0.17       0.23       0.22
Net realized and
  unrealized gain (loss)
  on investments*               0.27        2.57      (0.96)     (0.59)      0.04       2.30
                           ------------------------------------------------------------------
Total from investment
  operations                    0.39        2.78      (0.76)     (0.42)      0.27       2.52
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.10)      (0.22)     (0.24)     (0.17)     (0.28)     (0.50)
Net realized gains                --          --         --      (0.01)     (1.24)     (0.07)
                           ------------------------------------------------------------------
Total distributions            (0.10)      (0.22)     (0.24)     (0.18)     (1.52)     (0.57)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                        --#       0.02       0.02       0.01       0.02       0.04
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  13.48    $  13.19   $  10.61   $  11.59   $  12.18   $  13.41
                           ==================================================================
TOTAL RETURN (A)               2.94%(c)   26.65%     (6.33%)    (3.34%)     2.39%     22.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $502,004    $422,162   $250,536   $208,441   $215,035   $238,644
Ratio of expenses to
  average net assets,
  exclusive of interest
  expense                      0.74%(b)    0.70%      0.76%      0.97%      0.94%      0.57%
Ratio of expenses to
  average net assets,
  inclusive of interest
  expense                      0.78%       0.73%         --         --         --         --
Ratio of net investment
  income to average net
  assets                       1.59%(b)    1.59%      1.44%      1.42%      1.67%      2.20%
Portfolio turnover            47.53%(c)  116.53%    128.81%    139.64%    156.15%    154.49%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
  *  Includes foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year        Year        Year        Year       Year
                             6/30/04      Ended      Ended       Ended       Ended       Ended
                           (unaudited)  12/31/03    12/31/02    12/31/01    12/31/00   12/31/99
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  11.16    $   8.02   $    9.09   $   11.25   $   13.58   $  11.17
                           ---------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.10        0.16        0.06        0.07        0.12       0.13
Net realized and
  unrealized gain (loss)
  on investments*               0.40        3.13       (1.08)      (2.05)      (1.74)      3.93
                           ---------------------------------------------------------------------
Total from investment
  operations                    0.50        3.29       (1.02)      (1.98)      (1.62)      4.06
                           ---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.15)      (0.05)      (0.03)      (0.08)     (0.13)
Net realized gains                --          --          --       (0.12)      (0.65)     (1.54)
Return of capital                 --          --          --       (0.04)         --         --
                           ---------------------------------------------------------------------
Total distributions               --       (0.15)      (0.05)      (0.19)      (0.73)     (1.67)
                           ---------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                      0.02          --#         --#       0.01        0.02       0.02
                           ---------------------------------------------------------------------
Net asset value, end of
  period                    $  11.68    $  11.16   $    8.02   $    9.09   $   11.25   $  13.58
                           =====================================================================
TOTAL RETURN (A)               4.66%(c)   41.33%     (11.24%)    (17.49%)    (11.66%)    37.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $161,856    $168,607   $ 123,219   $ 142,396   $ 181,110   $246,429
Ratio of expenses to
  average net assets           1.23%(b)    1.17%       1.38%       1.40%       1.16%      1.00%
Ratio of net investment
  income to average net
  assets                       1.70%(b)    1.41%       0.67%       0.68%       0.99%      1.32%
Portfolio turnover            15.21%(c)   48.98%      48.07%      54.96%      62.04%     28.33%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
  *  Includes foreign currency-related transactions.
  #  Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/04      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $  12.95    $   9.59   $  12.08   $  12.96   $  15.78   $  15.62
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.02        0.02         --#      0.01       0.12       0.09
Net realized and
  unrealized gain (loss)
  on investments                0.56        3.36      (2.49)     (0.85)     (0.61)      2.70
                           ------------------------------------------------------------------
Total from investment
  operations                    0.58        3.38      (2.49)     (0.84)     (0.49)      2.79
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income             --       (0.02)        --      (0.03)     (0.10)     (0.43)
Net realized gains                --          --         --         --      (2.24)     (2.21)
Return of capital                 --          --         --      (0.01)        --         --
                           ------------------------------------------------------------------
Total distributions               --       (0.02)        --      (0.04)     (2.34)     (2.64)
                           ------------------------------------------------------------------
Entry/exit fee per share
  (Note 6)                        --#         --#        --#        --#      0.01       0.01
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $  13.53    $  12.95   $   9.59   $  12.08   $  12.96   $  15.78
                           ==================================================================
TOTAL RETURN (A)               4.48%(c)   35.24%    (20.61%)    (6.51%)    (2.67%)    18.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $235,231    $232,498   $174,477   $217,578   $242,806   $280,853
Ratio of expenses to
  average net assets           0.77%(b)    0.85%      1.22%      1.28%      0.79%      0.67%
Ratio of net investment
  income to average net
  assets                       0.29%(b)    0.19%         --#     0.07%      0.82%      0.68%
Portfolio turnover            20.27%(c)   60.32%     60.45%    103.40%     88.20%     73.59%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a shareholder's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the shareholder.
(b)  Annualized.
(c)  Not annualized.
  #  Rounds to less than 0.01% or $0.01 as applicable.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF GOVERNMENT BOND FUND -- FINANCIAL HIGHLIGHTS

                                          Six Months
                                             Ended       Year
                                            6/30/04      Ended
                                          (unaudited)  12/31/03+
For a share outstanding throughout each
  period
Net asset value, beginning of period       $   9.72    $  10.00
                                          ----------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.19        0.29
Net realized and unrealized (loss) on
  investments                                 (0.25)      (0.27)
                                          ----------------------
Total from investment operations              (0.06)       0.02
                                          ----------------------
LESS DISTRIBUTIONS FROM
Net investment income                         (0.19)      (0.30)
                                          ----------------------
Net asset value, end of period             $   9.47    $   9.72
                                          ======================
TOTAL RETURN (A)                             (0.64%)(c)    0.20%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)           $ 25,973    $ 37,911
Ratio of expenses to average net assets,
  exclusive of interest expense               0.63%(b)    0.46%(b)
Ratio of expenses to average net assets,
  inclusive of interest expense               1.07%(b)    0.99%(b)
Ratio of expenses to average net assets
  before expense waivers, inclusive of
  interest expense                            1.12%(b)    1.05%(b)
Ratio of net investment income to
  average net assets                          3.85%(b)    3.93%(b)
Portfolio turnover                          192.18%(c)  322.22%(c)

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  +  Fund commenced operations on March 31, 2003.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS

                           Six Months
                              Ended       Year       Year       Year       Year       Year
                             6/30/04      Ended      Ended      Ended      Ended      Ended
                           (unaudited)  12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
For a share outstanding
  throughout each period
Net asset value,
  beginning of period       $   9.83    $   9.97   $  10.02   $  10.00   $   9.94   $   9.97
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income           0.04        0.16       0.24       0.47       0.60       0.52
Net realized and
  unrealized gain (loss)
  on investments               (0.01)      (0.07)     (0.03)      0.04       0.06      (0.03)
                           ------------------------------------------------------------------
Total from investment
  operations                    0.03        0.09       0.21       0.51       0.66       0.49
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income          (0.04)      (0.23)     (0.24)     (0.47)     (0.60)     (0.52)
Net realized gains                --          --         --      (0.02)        --         --
Return of capital                 --          --      (0.02)     (0.00)#       --         --
                           ------------------------------------------------------------------
Total distributions            (0.04)      (0.23)     (0.26)     (0.49)     (0.60)     (0.52)
                           ------------------------------------------------------------------
Net asset value, end of
  period                    $   9.82    $   9.83   $   9.97   $  10.02   $  10.00   $   9.94
                           ==================================================================
TOTAL RETURN (A)               0.29%(c)    0.88%      2.11%      5.29%      6.86%      4.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000s)                    $100,245    $128,660   $171,209   $ 93,882   $ 76,835   $ 89,756
Ratio of expenses to
  average net assets           0.35%(b)    0.35%      0.35%      0.35%      0.35%      0.35%
Ratio of expenses to
  average net assets,
  before expense waivers       0.45%(b)    0.39%      0.38%      0.40%      0.43%      0.45%
Ratio of net investment
  income to average net
  assets                       0.73%(b)    1.76%      2.30%      4.75%      6.07%      5.14%
Portfolio turnover             0.00%(c)  288.22%     87.15%    145.69%    267.48%     38.80%

--------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.
(b)  Annualized.
(c)  Not annualized.
  #  Rounds to greater than ($0.01).

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004
1.  ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF US Equity Fund ("US Equity"), TIFF Government Bond Fund ("Government Bond"), and TIFF Short-Term Fund ("Short-Term"), collectively referred to as the "funds."

INVESTMENT OBJECTIVES

  ------------------------------------------------------------------------------------------------------
  FUND                                                INVESTMENT OBJECTIVES
  ------------------------------------------------------------------------------------------------------
  Multi-Asset                                         Attain a growing stream of current income and
                                                      appreciation of principal that at least offsets
                                                      inflation.

  International Equity                                Attain appreciation of principal that at least
                                                      offsets inflation.

  US Equity                                           Attain a growing stream of current income and
                                                      appreciation of principal that at least offset
                                                      inflation.

  Government Bond                                     Attain as high a rate of current income as is
                                                      consistent with maintaining liquidity and to
                                                      provide a hedge against deflation-induced declines
                                                      in common stock prices and dividend streams.

  Short-Term                                          Attain as high a rate of current income as is
                                                      consistent with ensuring that the fund's risk of
                                                      principal loss does not exceed that of a portfolio
                                                      invested in six-month US Treasury bills.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

VALUATION OF INVESTMENTS

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements, and reverse repurchase agreements are generally valued at their cost. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open future and option sales contracts). Forward foreign currency exchange contracts are valued at the estimated current cost of covering or offsetting the contracts. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined will not be reflected in the funds' calculation of the net asset value unless the funds' valuation committee believes that the particular event would materially affect net asset value, in which case adjustments would be made.

Certain funds invest in privately offered commingled investment vehicles ("CIVs") formed for the purpose of earning returns from alternative investment strategies. CIV interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the CIV only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in CIVs at "fair value." In accordance with these procedures, fair value of CIV interests ordinarily is based on the "estimated" value of the CIV, as provided to the fund by the management of the CIV. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the CIV if the fund's interest in the CIV were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the CIV does not provide a value to the fund on a timely basis, the fund would determine the fair value of that CIV based on the most recent estimated value provided by the management of the CIV, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the CIVs are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004
the recorded fair value and the value that would be received in a sale could be significant. At June 30, 2004, the aggregate amount of securities fair valued, including the CIVs referenced above, were as follows:

  ----------------------------------------------------------------------
  FUND                                        AMOUNT     % OF NET ASSETS
  ----------------------------------------------------------------------
  Multi-Asset                               $91,628,651         18.34%
  International Equity                        9,455,528          5.84%
  US Equity                                  34,199,844         14.54%

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

INCOME TAXES

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

EXPENSES

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

DIVIDENDS TO MEMBERS

It is the policy of all funds to declare dividends according to the following schedule:

  -----------------------------------------------------------------------------------------
                                            DIVIDENDS FROM NET
  FUND                                      INVESTMENT INCOME   CAPITAL GAINS DISTRIBUTIONS
  -----------------------------------------------------------------------------------------
  Multi-Asset                                       Quarterly            Annually
  International Equity                          Semi-annually            Annually
  US Equity                                         Quarterly            Annually
  Government Bond                                     Monthly            Annually
  Short-Term                                          Monthly            Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

FOREIGN CURRENCY TRANSLATION

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

FORWARD CURRENCY CONTRACTS

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund's outstanding forward currency contracts at June 30, 2004.

FINANCIAL FUTURES CONTRACTS

Certain funds are engaged in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund's open futures contracts at June 30, 2004.

SHORT SELLING

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

OPTIONS

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004
amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

NET ASSET VALUE

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.  INVESTMENT ADVISORY AGREEMENT AND MONEY MANAGER AGREEMENTS

TIP's board of directors has approved investment advisory agreements with TIFF Advisory Services ("TAS"). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

  ----------------------------------------------------------------------------------
                             MULTI-  INTERNATIONAL      US      GOVERNMENT   SHORT-
  ASSETS                     ASSET      EQUITY        EQUITY       BOND       TERM
  ----------------------------------------------------------------------------------
  On the first $500 million  0.20%         0.15%       0.15%        0.05%     0.03%
  On the next $500 million   0.18%         0.13%       0.13%        0.05%     0.03%
  On the next $500 million   0.15%         0.11%       0.11%        0.04%     0.02%
  On the next $500 million   0.13%         0.09%       0.09%        0.04%     0.02%
  On the next $500 million   0.11%         0.07%       0.07%        0.03%     0.01%
  On the remainder (> $2.5
    billion)                 0.09%         0.05%       0.05%        0.03%     0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the six months ended June 30, 2004. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager's investment performance.

During the six months ended June 30, 2004, the Government Bond Fund and Short-Term Fund received voluntary fee waivers of $6,889 and $57,900 from the funds' investment advisor and money manager. The fee waiver for the Short-Term Fund is designed to cap the total annual operating expenses of the fund at 0.35%. There are no recapture agreements in place for fees that have been waived.

With respect to funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Pursuant to an Operations Monitoring Agent Agreement effective August 15, 2003, EOS Fund Services LLC ("EOS"), two employees of which serve as officers of TIP, earns a fee for providing operations monitoring services to TIP as well as to other investment vehicles offered by TIP's investment advisor according to the following schedule: 0.02% of the first $3.5 billion of the aggregated average daily net assets of TIP and the other vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion, and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement effective August 15, 2003, Investors Bank & Trust Company ("IBT") earns a fee for

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004
providing fund administration services to TIP according to the following schedule: 0.05% of the first $300 million of the average daily net assets of TIP, 0.03% thereafter up to $3 billion, and 0.025% on assets over $3 billion. IBT also serves as TIP's custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to IBT by TIP are reflected as administration fees, custodian and accounting fees, and shareholder recordkeeping fees in the Statement of Operations.

Pursuant to TIP's exemptive order obtained from the Securities and Exchange Commission, shareholder approval of money manager agreements and material changes to such agreements is not required.

4.  INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2004, were as follows:

                          NON-US GOVERNMENT SECURITIES

  -------------------------------------------------------------------
  FUND                                       PURCHASES      SALES
  -------------------------------------------------------------------
  Multi-Asset                               $89,735,014  $108,455,292
  International Equity                       23,765,946    48,266,212
  US Equity                                  42,341,795    70,878,131

                            US GOVERNMENT SECURITIES

  --------------------------------------------------------------------
  FUND                                       PURCHASES       SALES
  --------------------------------------------------------------------
  Multi-Asset                               $112,521,388  $105,015,878
  Government Bond                             54,854,101    66,094,538

For federal income tax purposes, the cost of securities owned at June 30, 2004, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at June 30, 2004, for each fund are as follows:

  -----------------------------------------------------------------------------------------------------
                                                                          NET UNREALIZED
                                                                          APPRECIATION/
  FUND                            GROSS APPRECIATION  GROSS DEPRECIATION  (DEPRECIATION)      COST
  -----------------------------------------------------------------------------------------------------
  Multi-Asset                        $69,766,021         $(4,037,532)      $65,728,489    $456,365,242
  International Equity                33,364,332          (4,298,680)       29,065,652     122,528,721
  US Equity                           40,421,630          (5,352,959)       35,068,671     201,350,272
  Government Bond                         64,449                  --            64,449      50,869,158
  Short-Term                                  --             (37,288)          (37,288)     98,818,136

5.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Appendix F of the Notes to Financial Statements details each fund's open reverse repurchase agreements at June 30, 2004.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with its custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004
fees of 0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.  DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the funds' money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under VALUATION OF INVESTMENTS above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.  CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in CIVs that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset and Government Bond Funds invest in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds' portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

9.  PRINCIPAL MEMBERS

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of June 30, 2004.

  ----------------------------------------------------------------
  FUND                                      NUMBER  % OF FUND HELD
  ----------------------------------------------------------------
  Multi-Asset                                   1            11
  International Equity                          1            40
  US Equity                                     3            35
  Government Bond                               2            55
  Short-Term                                    3            44

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

10.  RESTRICTED SECURITIES

Restricted securities that were held by the funds at June 30, 2004, were valued in accordance with the VALUATION OF INVESTMENTS section as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix E of the Notes to Financial Statements details each fund's restricted securities at June 30, 2004.

11.  REPOSITIONING OF SHORT-TERM FUND

On April 19, 2004, a special meeting of the members of the Short-Term Fund of TIP was held to consider for approval proposals to amend the advisory agreement between the fund and TAS (Proposal 1); amend the fund's investment objective (Proposal 2); and amend the fund's current fundamental restriction with respect to concentration of investments, pursuant to which the fund is required to invest more than 25% of its total assets in the banking industry or the finance industry (Proposal 3). Shares represented by proxy totaled 7,369,537.931 or 58.7% of the fund's outstanding shares. 100% of the shares represented by proxy voted in favor of each of the three proposals.

12.  SUBSEQUENT EVENT

Effective July 1, 2004, the money manager agreement between Fischer Francis Trees & Watts, Inc. ("FFTW") and TIP on behalf of the Short-Term Fund was terminated. TAS has replaced FFTW as money manager for the Short-Term Fund.

13.  PROXY VOTING POLICY AND VOTING RECORD

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIP's Website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the Website of the US Securities and Exchange Commission at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is also available on the Websites noted above.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

                                   APPENDIX A

                 MONEY MANAGER FEE AS PERCENT OF ASSETS MANAGED
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                       EFFECTIVE
                                     MINIMUM  MAXIMUM  FEE RATE*

TIFF MULTI-ASSET FUND

Aronson+Johnson+Ortiz, LP (a)          0.10     0.80       0.20
Delaware International Advisers
  Ltd.                                 0.30     0.50       0.49
Harding, Loevner Management, LP
  (a)(d)                               0.10     1.50       0.10
Marathon Asset Management,
  Ltd. (a)                             0.15     1.60       1.04
K.G. Redding & Associates, LLC (a)     0.50     2.50       0.60
Smith Breeden
  Associates, Inc. (a)                 0.10     0.85       0.16
Wellington Management Company, LLP     0.35     0.45       0.45

TIFF INTERNATIONAL EQUITY FUND

Delaware International Advisers
  Ltd.                                 0.33     0.55       0.55
Harding, Loevner Management, LP
  (a)(d)                               0.10     1.50       0.11
Marathon Asset Management,
  Ltd. (a)                             0.15     1.60       1.20

TIFF US EQUITY FUND

Aronson+Johnson+Ortiz, LP (a)          0.10     0.80       0.27
Martingale Asset Management, LP (b)    0.05     0.10       0.09
Palo Alto Investors (a)(d)             0.10     2.00       2.02
Shapiro Capital Management
  Company, Inc. (a)                    0.50     0.95       0.52
Westport Asset
  Management, Inc. (a)                 0.15     2.00       0.12

TIFF GOVERNMENT BOND FUND

Smith Breeden
  Associates, Inc. (a)                 0.10     0.85       0.16

TIFF SHORT-TERM FUND

Fischer Francis Trees &
  Watts, Inc. (c)                      0.15     0.20       0.12
----------------------------------------------------------------

  *  Annualized.
(a) Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum maximum range because performance fees are based on assets and performance from a period prior to when they are accrued.
(b)  Money manager receives a fee based on assets of the entire fund.
(c) Money manager has agreed voluntarily to waive a portion of its fee, and the effective rate is after such waiver.
(d) The money manager was defunded during the period. The effective fee rate is based on the period prior to defunding.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

                                   APPENDIX B

              OPEN FORWARD CURRENCY CONTRACTS AS OF JUNE 30, 2004

CONTRACT                                          US DOLLAR          FOREIGN CURRENCY    UNREALIZED APPRECIATION/
AMOUNT                DESCRIPTION            RECEIVABLE/(PAYABLE)  RECEIVABLE/(PAYABLE)       (DEPRECIATION)

             MULTI-ASSET FUND

             BUY CONTRACTS
  6,060,857  Euro settling on 9/15/04            $(7,299,999)          $ 7,365,274              $  65,275

             SELL CONTRACTS
  2,487,088  Euro settling on 9/15/04              3,000,000            (3,022,359)               (22,359)
             British Pound settling on
  3,230,000  7/30/04                               5,684,800            (5,843,280)              (158,480)
                                                                                                ---------
                                                                                                $(115,564)
                                                                                                =========

             INTERNATIONAL EQUITY FUND

             BUY CONTRACTS
  8,118,339  Euro settling on 9/15/04             (9,778,476)            9,865,567              $  87,091

             SELL CONTRACTS
  3,731,107  Euro settling on 9/15/04              4,500,000            (4,534,115)               (34,115)
             British Pound settling on
  2,630,000  7/30/04                               4,628,800            (4,757,841)              (129,041)
                                                                                                ---------
                                                                                                $ (76,065)
                                                                                                =========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

                                   APPENDIX C

              OPEN FINANCIAL FUTURES CONTRACTS AS OF JUNE 30, 2004

                                                                            UNREALIZED
NUMBER OF                                      COST/         VALUE AT     APPRECIATION/
CONTRACTS                TYPE                (PROCEEDS)   JUNE 30, 2004   (DEPRECIATION)
            MULTI-ASSET FUND
            LONG FINANCIAL FUTURES CONTRACTS
     75     July 2004 CAC 40                $  3,437,960   $  3,414,072    $   (23,888)
    169     September 2004 Topix Index        18,049,925     18,438,757        388,832
    167     September 2004 Japanese Yen       19,187,600     19,246,750         59,150
     13     September 2004 Canadian Dollar       943,410        974,220         30,810
            September 2004 Swiss Franc
     61     Currency                           6,121,175      6,112,962         (8,213)
     53     September 2004 British Pound       6,008,625      5,981,381        (27,244)
    132     September 2004 S&P 500 Index      37,387,200     37,633,200        246,000
            September 2004 S&P TSE 60
     14     Index                                982,198        987,597          5,399
     17     September 2004 DAX Index           2,073,720      2,113,291         39,571
     11     September 2004 MIB30 Index         1,882,705      1,895,656         12,951
            September 2004 Swiss Market
     50     Index                              2,275,631      2,249,681        (25,950)
    202     September 2004 Pan-Euro            4,108,089      4,060,010        (48,079)
     43     September 2004 FTSE 100 Index      3,495,204      3,486,508         (8,696)
            September 2004 10-Year US
    109     Treasury Note                     11,803,312     11,916,766        113,454
                                                                           -----------
                                                                           $   754,097
                                                                           ===========
            SHORT FINANCIAL FUTURES CONTRACTS
      2     September 2004 Eurodollar           (489,793)      (489,900)   $      (107)
            September 2004 2-Year US
      6     Treasury Note                     (1,258,572)    (1,263,281)        (4,709)
            September 2004 5-Year US
      9     Treasury Note                       (970,600)      (978,188)        (7,588)
      2     December 2004 Eurodollar            (487,493)      (487,425)            68
      2     March 2005 Eurodollar               (485,406)      (485,150)           256
      2     June 2005 Eurodollar                (483,531)      (483,150)           381
      2     September 2005 Eurodollar           (481,930)      (481,500)           430
      2     December 2005 Eurodollar            (480,568)      (480,050)           518
      2     March 2006 Eurodollar               (479,343)      (478,975)           368
      2     June 2006 Eurodollar                (478,155)      (478,050)           105
      2     September 2006 Eurodollar           (477,068)      (477,200)          (132)
      2     December 2006 Eurodollar            (476,005)      (476,375)          (370)
      2     March 2007 Eurodollar               (475,093)      (475,675)          (582)
      2     June 2007 Eurodollar                (474,205)      (474,975)          (770)
      2     September 2007 Eurodollar           (473,405)      (474,350)          (945)
                                                                           -----------
                                                                               (13,077)
                                                                           -----------
                                                                           $   741,020
                                                                           ===========
            INTERNATIONAL EQUITY FUND
            LONG FINANCIAL FUTURES CONTRACTS
     44     July 2004 CAC 40                $  2,016,773   $  2,002,922    $   (13,851)
     90     September 2004 Topix Index         9,612,177      9,819,457        207,280
     84     September 2004 Japanese Yen        9,664,338      9,681,000         16,662
     43     September 2004 Canadian Dollar     3,161,700      3,222,420         60,720
            September 2004 Swiss Franc
     56     Currency                           5,636,400      5,611,900        (24,500)
     75     September 2004 British Pound       8,514,925      8,464,219        (50,706)
            September 2004 S&P TSE 60
     59     Index                              4,076,913      4,162,014         85,101
      6     September 2004 DAX Index             731,906        745,867         13,961
     10     September 2004 MIB30 Index         1,716,693      1,723,324          6,631
            September 2004 Swiss Market
     43     Index                              1,950,902      1,934,725        (16,177)
    210     September 2004 Pan-Euro            4,280,490      4,220,802        (59,688)
                                                                           -----------
                                                                           $   225,433
                                                                           ===========
            US EQUITY FUND
            LONG FINANCIAL FUTURES CONTRACTS
    198     September 2004 S&P 500 Index    $ 55,725,075   $ 56,449,800    $   724,725
                                                                           -----------
            SHORT FINANCIAL FUTURES CONTRACTS
     79     September 2004 Russell 2000      (22,396,650)   (23,397,825)    (1,001,175)
                                                                           -----------
                                                                           $  (276,450)
                                                                           ===========

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

                                   APPENDIX D

                           CAPITAL SHARE TRANSACTIONS

                           SIX MONTHS ENDED JUNE 30, 2004    YEAR ENDED DECEMBER 31, 2003
                              SHARES           AMOUNT          SHARES          AMOUNT

MULTI-ASSET FUND
             Shares Sold     5,711,156      $ 77,316,164       8,805,854    $ 105,845,547
       Shares Reinvested       179,632         2,421,441         358,000        4,241,737
          Exit/Entry Fee            --           429,655              --          569,440
                            ----------      ------------     -----------    -------------
                Subtotal     5,890,788        80,167,260       9,163,854      110,656,724
         Shares Redeemed      (661,609)       (8,934,959)       (769,437)      (8,797,030)
                            ----------      ------------     -----------    -------------
            Net Increase     5,229,179      $ 71,232,301       8,394,417    $ 101,859,694
                            ----------      ------------     -----------    -------------

INTERNATIONAL EQUITY FUND
             Shares Sold     1,013,654      $ 11,743,558         266,978    $   2,303,964
       Shares Reinvested            --                --         190,249        1,811,662
          Exit/Entry Fee            --           274,793              --           67,103
                            ----------      ------------     -----------    -------------
                Subtotal     1,013,654        12,018,351         457,227        4,182,729
         Shares Redeemed    (2,262,127)      (24,806,769)       (717,312)      (6,625,725)
                            ----------      ------------     -----------    -------------
            Net Decrease    (1,248,473)     $(12,788,418)       (260,085)   $  (2,442,996)
                            ----------      ------------     -----------    -------------

US EQUITY FUND
             Shares Sold     1,356,529      $ 17,947,211       1,526,987    $  15,449,240
       Shares Reinvested            --                --          15,057          194,844
          Exit/Entry Fee            --           108,539              --           90,723
                            ----------      ------------     -----------    -------------
                Subtotal     1,356,529        18,055,750       1,542,044       15,734,807
         Shares Redeemed    (1,931,077)      (25,423,525)     (1,779,775)     (20,824,348)
                            ----------      ------------     -----------    -------------
            Net Decrease      (574,548)     $ (7,367,775)       (237,731)   $  (5,089,541)
                            ----------      ------------     -----------    -------------

GOVERNMENT BOND FUND
             Shares Sold        68,543      $    653,056       5,563,050    $  55,607,234
       Shares Reinvested        42,698           414,299         103,937        1,024,696
                            ----------      ------------     -----------    -------------
                Subtotal       111,241         1,067,355       5,666,987       56,631,930
         Shares Redeemed    (1,269,611)      (12,307,375)     (1,765,089)     (17,976,503)
                            ----------      ------------     -----------    -------------
 Net (Decrease) Increase    (1,158,370)     $(11,240,020)      3,901,898    $  38,655,427
                            ----------      ------------     -----------    -------------

SHORT-TERM FUND
             Shares Sold     5,041,781      $ 49,554,732      19,041,316    $ 188,680,415
       Shares Reinvested        35,707           350,748         375,363        3,716,821
                            ----------      ------------     -----------    -------------
                Subtotal     5,077,488        49,905,480      19,416,679      192,397,236
         Shares Redeemed    (7,957,889)      (78,212,515)    (23,501,848)    (232,410,669)
                            ----------      ------------     -----------    -------------
            Net Decrease    (2,880,401)     $(28,307,035)     (4,085,169)   $ (40,013,433)
                            ----------      ------------     -----------    -------------

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

                                   APPENDIX E

                   RESTRICTED SECURITIES AS OF JUNE 30, 2004

The following restricted securities were held by the funds as of June 30, 2004, and were valued in accordance with the VALUATION OF INVESTMENTS as described in
Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

                                     INVESTMENT                                DATE OF ACQUISITION           COST

MULTI-ASSET FUND                     Bessent Global Fund, LP                         07/31/03             $ 4,000,000
                                     Canyon Value Realization Fund, LP         06/01/96 - 06/30/03         13,797,935
                                     Farallon Capital Institutional
                                     Partners, LP                              04/01/95 - 12/31/97          7,746,138
                                     Lone Picea, LP                                  01/02/03               2,279,000
                                     Lone Redwood, LP                                12/31/97               2,534,161
                                     Maverick Fund USA, Ltd.                   12/31/02 - 12/30/03          5,000,000
                                     OZ Domestic Partners, LP                  12/31/01 - 09/30/03          9,000,000
                                     Regiment Capital Ltd.                           06/30/03               6,000,000
                                     Tosca                                           12/30/03               9,000,000

INTERNATIONAL EQUITY FUND            Bessent Global Fund, LP                   05/31/03 - 08/01/03        $ 3,880,670
                                     Lansdowne UK Equity Fund Limited                05/31/03               4,000,000

US EQUITY FUND                       Adage Capital Partners, LP                12/31/01 - 06/30/03        $31,500,000
                                     Gotham Partners, LP                       12/31/96 - 06/26/97            243,910

At June 30, 2004, the aggregate market value of restricted securities was:
Multi-Asset Fund -- $91,628,651 (18.3% of net assets); International Equity
Fund -- $9,455,527 (5.8% of net assets); US Equity Fund -- $34,199,844 (14.5% of net assets). All of the above listed securities are illiquid, with the exception Multi-Asset Fund's holdings of Bessent Global Fund, LP and Canyon Value Realization Fund, LP which the board of directors deemed to be liquid. The above list does not include securities registered under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

--------------------------------------------------------------------------------

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      JUNE 30, 2004

                                   APPENDIX F

               REVERSE REPURCHASE AGREEMENTS AS OF JUNE 30, 2004

            MULTI-ASSET FUND

                                                         FACE        MARKET
            DESCRIPTION                                  VALUE        VALUE
            Morgan Stanley Dean Witter, 0.35%, dated
              06/02/04, to be repurchased on
              07/01/04, at face value, plus accrued
              interest                                $14,062,500  $14,066,465
            Morgan Stanley Dean Witter, 1.00%, dated
              06/28/04, to be repurchased on
              12/31/05, at face value, plus accrued
              interest                                 13,922,106   13,923,244
                                                                   -----------
            Total reverse repurchase agreements                    $27,989,709
                                                                   ===========

            Average balance outstanding                            $25,789,457
            Average interest rate                                        0.63%
            Maximum balance outstanding                            $57,746,220

        Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

            GOVERNMENT BOND FUND

                                                         FACE        MARKET
            DESCRIPTION                                  VALUE        VALUE
            Morgan Stanley Dean Witter, 1.05%, dated
              06/30/04, to be repurchased on
              12/31/05, at face value, plus accrued
              interest                                $25,087,546  $25,088,278
                                                                   ===========

            Average balance outstanding                            $24,135,088
            Average interest rate                                        0.63%
            Maximum balance outstanding                            $28,307,858

        Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

--------------------------------------------------------------------------------

  DIRECTORS AND PRINCIPAL OFFICERS

  ---------------------------------------------------------------------------------------------------------------------
  NAME (AGE)                      POSITION         LENGTH OF           PRINCIPAL OCCUPATION              OTHER
  ADDRESS                         WITH FUND        SERVICE (A)         FOR LAST FIVE YEARS               DIRECTORSHIPS
  ---------------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS
  Suzanne Brenner (46)            Director         1 year              senior investment officer         none
  Associate Treasurer and
  Senior Investment Officer
  The Metropolitan Museum of Art
  1000 Fifth Avenue
  New York, NY 10028
  Harry N. Hoffman III (48)       Director         3 years             chief investment officer          none
  Chief Investment Officer
  Mayo Foundation
  200 First Street SW
  Rochester, MN 55905
  Sheryl L. Johns (48)            Director         8 years             chief financial officer           none
  VP, Treasurer, and CFO
  Houston Endowment Inc.
  600 Travis, Suite 6400
  Houston, TX 77002
  INTERESTED DIRECTORS
  William H. McLean (49) (b)      Director         4 years             chief investment officer          TIFF Advisory
  VP and Chief Investment                                                                                Services, Inc.
  Officer
  Northwestern University
  Investment Office, Room 1-209
  633 Clark Street
  Evanston, IL 60208
  PRINCIPAL OFFICERS
  Richard F. Flannery (46)        President and    1 year              principal executive               TIFF Advisory
  TIFF                            Principal                            officer previously                Services, Inc.
  590 Peter Jefferson Parkway,    Executive                            executive vice president
  Suite 250                       Officer                              of Delaware Investments
  Charlottesville, VA 22911
  David A. Salem (48)             Vice President   11 years            chief investment officer          TIFF Advisory
  TIFF                            and Director                                                           Services, Inc.
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Esther Cash (47)                Vice President   11 years            investment operations
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  Tina M. Leiter (38)             Secretary        1 year              investment operations
  TIFF
  590 Peter Jefferson Parkway,
  Suite 250
  Charlottesville, VA 22911
  William E. Vastardis (48)       Treasurer and    11 years            fund administration
  EOS Fund Services LLC           Principal
  26 West 17th Street,            Financial
  Suite 601                       Officer
  New York, NY 10011
  ---------------------------------------------------------------------------------------------------------------------

(a) Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.
(b) Mr. McLean is deemed to be an "interested director" because he also serves as a director of TIFF Advisory Services, Inc., the mutual funds' advisor.

--------------------------------------------------------------------------------

                            TIFF INVESTMENT PROGRAM

ADVISOR
TIFF Advisory Services, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
PHONE    434-817-8200
FAX      434-817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
Dechert
1500 I Street, NW
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

OPERATIONS MONITORING AGENT
EOS Fund Services LLC
26 West 17th Street, Suite 601
New York, NY 10011

MONEY MANAGERS

TIFF MULTI-ASSET FUND
Aronson+Johnson+Ortiz, LP
Bessent Capital, LLC
Canyon Capital Advisors LLC
Delaware International Advisers Ltd.
Farallon Capital Management, LLC
Lone Pine Capital LLC
Marathon Asset Management, Ltd.
Maverick Capital, Ltd.
Och-Ziff Capital Management Group
K.G. Redding & Associates, LLC
Regiment Capital Management, LLC
Smith Breeden Associates, Inc.
Toscafund Limited
Wellington Management Company, LLP

TIFF INTERNATIONAL EQUITY FUND
Bessent Capital, LLC
Delaware International Advisers Ltd.
Lansdowne Partners Limited
Marathon Asset Management Limited
Toscafund Limited

TIFF US EQUITY FUND
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Marathon Asset Management, Ltd.
Martingale Asset Management, LP
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF GOVERNMENT BOND FUND
Smith Breeden Associates, Inc.

TIFF SHORT-TERM FUND
Fischer Francis Trees & Watts, Inc.

    This report must be accompanied or preceded by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

ITEM 2. CODE OF ETHICS.

     Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this filing.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

     Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILITAED PURCHASERS.

     Not applicable to this filing.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     On April 19th, 2004, a special meeting of the members of the TIFF Short-Term Fund (the "fund") of TIP to: consider for approval a proposal to amend the advisory agreement between the fund and TAS ("Proposal 1"); consider for approval to amend the fund's investment objective ("Proposal 2"); consider for approval to amend the fund's current fundamental restriction with respect to concentration of investments, pursuant to which the fund is required to invest more than 25% of its total assets in the banking industry or the finance industry ("Proposal 3").

Shares represented by proxy totaled 7,369,537.931 or 58.7% of the funds outstanding shares. The results of the shareholder vote were as follows:

Proposal 1
For: 7,369,537.931 (equal to 58.7% of outstanding shares);
Against: 0 (equal to 0% of outstanding shares);
Abstain: 0 (equal to 0% of outstanding shares).

Proposal 2
For: 7,369,537.931 (equal to 58.7% of outstanding shares);
Against: 0 (equal to 0% of outstanding shares);
Abstain: 0 (equal to 0% of outstanding shares).

Proposal 3
For: 7,369,537.931 (equal to 58.7% of outstanding shares);
Against: 0 (equal to 0% of outstanding shares);
Abstain: 0 (equal to 0% of outstanding shares).

ITEM 10. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)
        were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

        (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics (Item 2) is not applicable to this filing.

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)               TIFF Investment Program, Inc.


     By (Signature and Title)    /s/ Richard J. Flannery
                                ------------------------------------------------
                                Richard J. Flannery, President and Principal
                                Executive Officer

     Date                        September 7, 2004
                                ---------------------


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     By (Signature and Title)    /s/ Richard J. Flannery
                                ------------------------------------------------
                                Richard J. Flannery, President and Principal
                                Executive Officer

     Date                        September 7, 2004
                                ---------------------


     By (Signature and Title)    /s/ William E. Vastardis
                                ------------------------------------------------
                                William E. Vastardis, Treasurer and Principal Financial Officer

     Date                       September 7, 2004
                                ---------------------